UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2007

Date of reporting period:	December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Premier VIT

OpCap Balanced Portfolio

Annual Report

December 31, 2007

2007 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Balanced Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

•

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for energy, industrials and materials stocks. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small-cap group. Weakness in financials and consumer discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

•

Exposure to the financials sector detracted from Portfolio returns as banks and bond insurers were hard hit by concerns about subprime mortgages, the declining U.S. housing industry and credit tightening. Shares of the number one U.S. mortgage lender, Countrywide Financial, fell as result of the firm’s exposure to subprime mortgages. The company made deep cuts in its loan origination staff, amid questions of its solvency and the possibility of its acquisition by a strategic buyer. Bond insurer Ambac’s shares fell over concerns about the company’s potential exposure to claims on defaults of mortgage-backed bonds.

•

Weakness in housing and tightening credit dampened the outlook for companies in the consumer discretionary sector, particularly homebuilders who faced large inventories and slack demand in the year. Shares of homebuilder Centex declined along with other homebuilders in this environment, prompting the company to write down the value of land holdings and options.

•

Stock selection in information technology led relative returns for the Portfolio. Shares of data storage software leader EMC contributed significantly to returns for the year. EMC spun off its VMware unit through an initial public offering in the period but retained a majority stake in the venture. VMware’s “virtualization software” has been highly acclaimed for its ability to increase the efficiency of network servers. The Portfolio’s position in EMC was sold in late summer, locking in gains.

•

The Portfolio’s star performer for the year was MedImmune, which sells flu vaccine and an antibody-based drug to protect infants from a common respiratory infection. MedImmune shares increased when pharmaceutical giant AstraZeneca acquired the company for $15.6 billion.

•

The Portfolio benefited from increases in Treasury exposure and duration during the reporting period, as its fixed-income component outperformed its benchmark, the Merrill Lynch Corporate Bond Master Index, by 432 basis points.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	5 year*	Inception*† (10/1/99)
OpCap Balanced Portfolio	(4.44)%	9.27%	4.73%
60% S&P 500 Index/ 40% Merrill Lynch Corporate Bond Master Index	5.28%	9.72%	4.91%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio commenced operations on 10/1/99. Index comparisons began 9/30/99.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$909.00	$4.81
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/07

(excluding short-term investments)

(% of net assets)

Financial Services	18.6%
U.S. Treasury Bonds & Notes	10.6%
Healthcare & Hospitals	9.8%
Oil & Gas	7.2%
Aerospace/Defense	6.4%
Commercial Services	3.9%
Retail	3.7%
Building/Construction	3.5%
Drugs & Medical Products	3.5%
Banking	3.4%

Growth of $10,000

2007 Annual Report

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK — 61.6%
	Aerospace/Defense — 4.2%
11,900	Boeing Co.	$ 1,040,774

	Building/Construction — 3.5%
25,300	Lennar Corp., Class A	452,617
39,000	Pulte Homes, Inc.	411,060
		863,677

	Commercial Services — 3.9%
12,600	ChoicePoint, Inc. (a)	458,892
13,900	Moody’s Corp.	496,230
		955,122

	Computer Software — 1.1%
5,800	Infosys Technologies Ltd. ADR	263,088

	Consumer Discretionary — 1.5%
18,600	Family Dollar Stores, Inc.	357,678

	Drugs & Medical Products — 3.5%
10,000	Roche Holdings AG ADR	854,000

	Financial Services — 14.0%
6,500	Bank of New York Mellon Corp.	316,940
4,100	Capital One Financial Corp.	193,766
18,000	CIT Group, Inc.	432,540
48,600	Countrywide Financial Corp.	434,484
21,200	Freddie Mac	722,284
14,600	Lehman Brothers Holdings, Inc.	955,424
7,500	MBIA, Inc.	139,725
10,400	National City Corp.	171,184
5,400	PMI Group, Inc.	71,712
		3,438,059

	Food & Beverage — 1.6%
12,800	SYSCO Corp.	399,488

	Healthcare & Hospitals — 9.8%
13,600	Biogen Idec, Inc. (a)	774,112
1,900	ImClone Systems, Inc. (a)	81,700
11,800	Nektar Therapeutics, Inc. (a)	79,178
8,200	Regeneron Pharmaceuticals, Inc. (a)	198,030
8,300	Theravance, Inc. (a)	161,850
12,600	WellPoint, Inc. (a)	1,105,398
		2,400,268

	Insurance — 1.2%
11,700	Ambac Financial Group, Inc.	301,509

	Oil & Gas — 7.2%
20,000	ConocoPhillips	1,766,000

	Real Estate (REIT) — 0.8%
10,000	Annaly Capital Management, Inc.	181,800

	Restaurants — 1.7%
11,000	Yum! Brands, Inc	420,970

	Retail — 3.7%
14,700	PetSmart, Inc.	345,891
11,800	Wal-Mart Stores, Inc.	560,854
		906,745

	Semi-conductors — 2.1%
8,774	AS ML Holding NV (a)	274,539
23,700	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	236,052
		510,591

	Technology — 1.1%
400	Google, Inc., Class A (a)	276,592

	Telecommunications — 0.7%
3,700	NII Holdings, Inc., Class B (a)	178,784

	Total Common Stock (cost-$17,080,099)	15,115,145

Principal Amount (000s)	Credit Rating (Moody’s/S&P)*
	CORPORATE BONDS & NOTES — 16.3%
	Aerospace/Defense — 2.2%
$ 300	Boeing Capital Corp., 6.50%, 2/15/12	A2/A+	322,068
220	General Dynamics Corp., 4.50%, 8/15/10	A2/A	221,620
			543,688
	Banking — 3.4%
300	Bank of America Corp., 4.375%, 12/1/10	Aa1/AA	299,449
	Citigroup, Inc.,
100	4.625%, 8/3/10	Aa3/AA-	99,455
50	6.00%, 2/21/12	Aa3/AA-	51,737

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Principal Amount (000s)	Credit Rating (Moody’s/S&P)*		Value
	CORPORATE BONDS & NOTES (continued)
	Banking (continued)
$170	U.S. Bancorp, 4.50%, 7/29/10	Aa2/AA	$171,472
210	Wachovia Corp., 4.375%, 6/1/10	Aa3/AA-	207,212
			829,325

	Chemicals — 1.2%
290	EI Du Pont de Nemours, 4.125%, 4/30/10	A2/A	288,960

	Consumer Products — 0.2%
50	Procter & Gamble Co., 6.875%, 9/15/09	Aa3/AA-	52,350

	Energy — 0.5%
130	Spectra Energy Capital LLC, 7.50%, 10/1/09	Baa1/BBB	135,517

	Financial Services — 4.6%
140	American Express Credit Corp., 5.00%, 12/2/10	Aa3/A+	141,525
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	162,629
100	CIT Group, Inc., 4.75%, 12/15/10	A2/A	94,853
	General Electric Capital Corp.,
100	4.875%, 10/21/10		101,486
55	6.00%, 6/15/12	Aaa/AAA	57,659
195	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/AA-	200,620
	HSBC Finance Corp.,
100	4.125%, 11/16/09	Aa3/AA-	98,855
75	7.00%, 5/15/12	Aa3/AA-	78,582
200	SLM Corp., 4.50%, 7/26/10	Baa1/BBB+	183,440
			1,119,649

	Food & Beverage — 0.7%
180	General Mills, Inc., 6.00%, 2/15/12	Baa1/BBB+	184,591

	Machinery — 0.6%
125	John Deere Capital Corp., 7.00%, 3/15/12	A2/A	136,111

	Multi-Media — 1.1%
$35	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB+	$40,912
210	Walt Disney Co., 5.70%, 7/15/11	A2/A	218,897
			259,809

	Telecommunications — 1.8%
225	Cisco Systems, Inc., 5.25%, 2/22/11	A1/A+	230,683
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	107,193
100	7.375%, 9/1/12	A3/A	110,411
			448,287
	Total Corporate Bonds & Notes (cost-$3,945,377)		3,998,287

	U.S. TREASURY BONDS & NOTES — 10.6%
	U.S. Treasury Bonds & Notes,
806	zero coupon, 2/15/15		610,024
382	zero coupon, 8/15/15		282,250
110	2.625%, 3/15/09		109,347
800	3.875%, 10/31/12		815,687
81	4.50%, 5/15/17		83,955
635	5.00%, 5/15/37		692,100
	Total U.S. Treasury Bonds & Notes (cost-$2,482,325)		2,593,363

	U.S. GOVERNMENT AGENCY SECURITIES — 3.2%
	Fannie Mae,
100	4.625%, 12/15/09	Aaa/AAA	101,981
105	4.75%, 3/12/10	Aaa/AAA	107,544
125	5.00%, 10/15/11	Aaa/AAA	130,314
25	6.25%, 2/1/11	Aa2/AA-	26,777
305	Federal Farm Credit Bank, 4.80%, 4/25/11	Aaa/AAA	315,703
100	Freddie Mac, 4.875%, 2/9/10	Aaa/AAA	102,615
	Total U.S. Government Agency Securities (cost-$755,195)		784,934

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Principal Amount (000s)	Credit Rating (Moody’s/S&P)*		Value
	SHORT-TERM INVESTMENTS — 7.6%
	CORPORATE NOTES — 3.4%
	Consumer Products — 0.9%
$215	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	$212,760

	Financial Services — 0.5%
115	GMAC LLC, 6.125%, 1/22/08	Ba3/BB+	115,017

	Food & Beverage — 0.7%
180	Kellogg Co., 2.875%, 6/1/08	A3/BBB+	178,289

	Insurance — 0.9%
220	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	218,053

	Multi-Media — 0.3%
80	Time Warner Entertainment Co. L.P., 7.25%, 9/1/08	Baa2/BBB+	81,074

	Waste Disposal — 0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	25,322
	Total Corporate Notes (cost-$832,672)		830,515

	REPURCHASE AGREEMENT — 4.2%
$1,049	State Street Bank & Trust Co., dated 12/31/07, 3.90%, due 1/2/08, proceeds $1,049,227; collateralized by Freddie Mac, 6.00% due 4/16/37, valued at $1,071,656 including accrued interest (cost-$1,049,000)		$1,049,000
	Total Short-Term Investments (cost-$1,881,672)		1,879,515
	Total Investments (cost-$26,144,668)	99.3%	24,371,244
	Other assets less liabilities	0.7%	180,255
	Net Assets	100.0%	$24,551,499

Notes to Schedule of Investments:

*	Unaudited
(a)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$26,144,668)	$24,371,244
Cash	121
Dividends and interest receivable	97,023
Receivable for investments sold	68,349
Receivable from shares of beneficial interest sold	56,749
Tax reclaims receivable	4,024
Prepaid expenses	490
Total Assets	24,598,000

Liabilities:
Investment advisory fees payable	11,017
Deferred trustees’ retirement plan expense	509
Accrued expenses	34,975
Total Liabilities	46,501
Net Assets	$24,551,499

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$24,587
Paid-in-capital in excess of par	23,356,237
Undistributed net investment income	457,836
Accumulated net realized gain on investments	2,486,263
Net unrealized depreciation of investments	(1,773,424)
Net Assets	$24,551,499
Shares outstanding	2,458,707
Net asset value, offering price and redemption price per share	$9.99

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Interest	$403,111
Dividends (net of foreign withholding taxes of $6,021)	338,110
Total investment income	741,221

Expenses:
Investment advisory fees	226,692
Custodian fees	43,504
Audit and tax services	21,745
Shareholder communications	16,472
Transfer agent fees	8,497
Trustees’ fees and expenses	8,337
Legal fees	3,106
Insurance expense	1,108
Miscellaneous	1,986
Total expenses	331,447
Less: investment advisory fees waived	(47,679)
custody credits earned on cash balances	(404)
Net expenses	283,364
Net investment income	457,857

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	2,547,591
Net change in unrealized appreciation/depreciation of investments	(4,049,334)
Net realized and change in unrealized loss on investments	(1,501,743)
Net decrease in net assets resulting from investment operations	$(1,043,886)

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
Investment Operations:
Net investment income	$457,857	$382,852
Net realized gain on investments	2,547,591	2,004,155
Net change in unrealized appreciation/depreciation of investments	(4,049,334)	575,942
Net increase (decrease) in net assets resulting from investment operations	(1,043,886)	2,962,949

Dividends and Distributions to Shareholders from:
Net investment income	(382,852)	(239,879)
Net realized gains	(1,922,409)	(810,758)
Total dividends and distributions to shareholders	(2,305,261)	(1,050,637)

Share Transactions:
Net proceeds from the sale of shares	955,332	1,510,342
Reinvestment of dividends and distributions	2,305,261	1,050,637
Cost of shares redeemed	(5,037,377)	(4,035,831)
Net decrease in net assets from share transactions	(1,776,784)	(1,474,852)
Total increase (decrease) in net assets	(5,125,931)	437,460

Net Assets:
Beginning of year	29,677,430	29,239,970
End of year (including undistributed net investment income of $457,836 and $382,852, respectively)	$24,551,499	$29,677,430

Shares Issued and Redeemed:
Issued	87,196	143,619
Issued in reinvestment of dividends and distributions	209,568	101,315
Redeemed	(456,230)	(379,289)
Net decrease	(159,466)	(134,355)

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31
	2007	2006	2005	2004*	2003*
Net asset value, beginning of year	$11.34	$10.62	$10.86	$10.25	$8.02

Investment Operations:
Net investment income	0.19	0.15	0.09	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.61)	0.96	0.20	1.03	2.30
Total from investment operations	(0.42)	1.11	0.29	1.07	2.34

Dividends and Distributions to Shareholders from:
Net investment income	(0.15)	(0.09)	(0.03)	(0.01)	(0.11)
Net realized gains	(0.78)	(0.30)	(0.50)	(0.45)	—
Total dividends and distributions to shareholders	(0.93)	(0.39)	(0.53)	(0.46)	(0.11)
Net asset value, end of year	$9.99	$11.34	$10.62	$10.86	$10.25
Total Return (1)	(4.44)%	10.80%	2.74%	10.80%	29.22%

Ratios/Supplemental data:
Net assets end of year (000’s)	$24,551	$29,677	$29,240	$30,120	$28,281
Ratio of expenses to average net assets (2)(3)	1.00%	1.00%	1.00%	1.04%	1.10%
Ratio of net investment income to average net assets (2)	1.62%	1.33%	0.82%	0.43%	0.97%
Portfolio turnover	111%	105%	89%	146%	139%

*

The financial information for the fiscal periods prior to April 30, 2004 reflects the financial information for the LSA Balanced Fund which was reorganized into OpCap Balanced Portfolio as of the close of business on April 30, 2004.

(1)	Assumes reinvestment of all dividends and distributions.
(2)

During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fee and assumed or reimbursed a portion of the Portfolio’s expenses. If such waivers and assumptions/reimbursement had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.17% and 1.45%, respectively, for the year ended December 31, 2007; 1.11% and 1.22%, respectively, for the year ended December 31, 2006; 1.31% and 0.51%, respectively, for the year ended December 31, 2005; 1.41% and 0.06%, respectively, for the year year ended December 31, 2004 and 2.06% and 0.01%, respectively, for the year ended December 31, 2003.

(3)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(I) in Notes to Finanacial Statements).

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio (the “Portfolio”), OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. The OpCap Global Equity Portfolio and OpCap Renaissance Portfolio were liquidated subsequent to year end on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is a majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek growth of capital by investing in equity and debt securities that the Investment Adviser believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolio management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(G)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2007, the Portfolio’s payable in connection with the Plan was $509, of which $1,955 was accrued during year ended December 31, 2007.

(I)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term securities and U.S. government obligations aggregated $29,258,409 and $33,319,585, respectively.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2007	2006
Ordinary Income	$1,088,041	$239,879
Long-term capital gains	1,217,220	810,758

At December 31, 2007, tax basis distributable earnings of $2,944,606 was comprised of $2,380,120 of ordinary income and $564,486 of long-term capital gains.

For the year ended December 31, 2007, the permanent differences were primarily attributable to the reclassification of limited partnership distributions. These adjustments were to decrease undistributed net investment income and increase accumulated realized gains by $21.

The cost basis of portfolio securities of $26,144,668 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,410,541; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,183,965; net unrealized depreciation for federal income tax purposes is $1,773,424.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Balanced Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Balanced Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights for the year ended December 31, 2003, were audited by another independent registered public accounting firm, whose report dated February 12, 2004 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2008

Premier VIT
OpCap Balanced Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $0.44017 per share and long-term capital gains of $0.49243 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 6 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 6 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 6 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 6 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (successor to Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 6 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex and The Korea Fund, Inc.; Trustee of 6 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 funds in the Fund Complex. Formerly Accounting Manager Prudential Investments (2002-2005).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President, Chief Legal Officer-U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of 74 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex; Manager—IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Equity Portfolio

Annual Report
December 31, 2007

2007 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Equity Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

•

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for energy, industrials and materials stocks. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small-cap group. Weakness in financials and consumer discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

•

Information technology delivered the Portfolio’s highest relative returns for the year. Shares of mobile phone maker Nokia more than doubled as the company’s strategy of providing low-cost phones to consumers in emerging markets delivered solid results.

•

Among industrials, aircraft company Textron rose steadily throughout the year on healthy profit growth in its helicopter and jet aircraft businesses. The company raised its full-year guidance for earnings, and shares ended the year on a high note as the demand for private aviation is experiencing unprecedented growth.

•

Stock selection in the energy sector benefited returns, as share value rose in tandem with record prices in crude oil. GlobalSantaFe, one of the largest offshore oil and gas drilling contractors, saw its stock rise with announcements of record financial and operating results. Late in the year, GlobalSantaFe merged with Transocean Inc., the world’s largest drilling contractor, a move which further propelled share value.

•

Exposure to the financials sector detracted from Portfolio returns as banks and bond insurers were hard hit by concerns about subprime mortgages, the declining U.S. housing industry and credit tightening. Bond insurer Ambac Financial fell over concerns about the company’s potential exposure to claims on defaults of mortgage-backed bonds as did MBIA. Shares of the number one U.S. mortgage lender, Countrywide Financial, fell as result of the firm’s exposure to subprime mortgages. The declining U.S. housing industry negatively impacted Centex holdings.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	5 year*	10 year*
OpCap Equity Portfolio	4.11%	13.08%	5.47%
S&P 500 Index	5.49%	12.83%	5.91%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$ 973.40	$4.97
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/07
(% of net assets)

Financial Services	14.9%
Oil & Gas	11.2%
Technology	10.7%
Drugs & Medical Products	9.1%
Healthcare & Hospitals	7.6%
Diversified Manufacturing	6.9%
Telecommunications	5.7%
Networking	5.4%
Food & Beverage	3.6%
Aerospace/Defense	3.0%

Growth of $10,000 for the periods ended 12/31/07

2007 Annual Report

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK — 98.8%
	Aerospace/Defense — 3.0%
4,500	Lockheed Martin Corp.	$473,670

	Banking — 1.6%
6,200	Bank of America Corp.	255,812

	Capital Goods — 2.2%
3,500	Eaton Corp.	339,325

	Chemicals — 1.2%
2,000	Mosaic Co. (a)	188,680

	Consumer Discretionary — 0.9%
2,200	Polo Ralph Lauren Corp., Class A	135,938

	Consumer Products — 1.3%
2,600	Colgate-Palmolive Co.	202,696

	Consumer Services — 1.6%
6,900	Moody’s Corp.	246,330

	Diversified Manufacturing — 6.9%
7,800	Terex Corp. (a)	511,446
8,100	Textron, Inc.	577,530
		1,088,976

	Drugs & Medical Products — 9.1%
9,000	Abbott Laboratories	505,350
2,800	Roche Holdings ADR	239,120
10,100	Teva Pharmaceutical Industries Ltd. ADR	469,448
5,200	Wyeth	229,788
		1,443,706

	Financial Services — 14.9%
5,400	American Express Co.	280,908
15,200	Countrywide Financial Corp.	135,888
1,450	Goldman Sachs Group, Inc.	311,822
9,100	JPMorgan Chase & Co.	397,215
4,400	Lehman Brothers Holdings, Inc.	287,936
10,600	PMI Group, Inc.	140,768
7,300	Wachovia Corp.	277,619
17,100	Wells Fargo & Co.	516,249
		2,348,405

	Food & Beverage — 3.6%
6,400	Coca-Cola Co.	392,768
4,600	Unilever N V	167,716
		560,484

	Healthcare & Hospitals — 7.6%
2,800	Aetna, Inc.	161,644
4,300	Forest Laboratories, Inc. (a)	156,735
5,200	Hologic, Inc. (a)	356,928
8,000	Merck & Co., Inc.	464,880
9,900	Nektar Therapeutics, Inc. (a)	66,429
		1,206,616

	Insurance — 1.6%
8,800	Ambac Financial Group, Inc.	226,776
1,800	MBIA, Inc.	33,534
		260,310

	Metals & Mining — 2.0%
9,900	Companhia Vale do Rio Doce ADR	323,433

	Networking — 5.4%
17,800	Cisco Systems, Inc. (a)	481,846
20,400	EMC Corp. (a)	378,012
		859,858

	Oil & Gas — 11.2%
3,800	Chevron Corp.	354,654
4,100	ConocoPhillips	362,030
2,473	Transocean, Inc.	354,010
5,200	Weatherford International Ltd. (a)	356,720
6,500	XTO Energy, Inc.	333,840
		1,761,254

	Real Estate (REIT) — 0.7%
6,400	CapitalSource, Inc.	112,576

	Retail — 2.1%
6,400	Best Buy Co., Inc.	336,960

	Semi-conductors — 3.0%
4,300	Analog Devices, Inc.	136,310
12,400	Intel Corp.	330,584
		466,894

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Shares		Value
	Technology — 10.7%
12,300	Adobe Systems, Inc. (a)	$525,579
10,600	Corning, Inc.	254,294
750	Google, Inc., Class A (a)	518,610
10,900	Microsoft Corp.	388,040
		1,686,523

	Telecommunications — 5.7%
7,800	AT&T, Inc.	324,168
5,400	NII Holdings, Inc., Class B (a)	260,928
8,300	Nokia Corp. ADR	318,637
		903,733

	Transportation — 2.5%
3,100	Union Pacific Corp.	389,422
	Total Common Stock (cost-$14,856,469)	15,591,601

U.S. GOVERNMENT AGENCY SECURITIES — 1.3%

Principal Amount (000s)
$200	Federal Home Loan Bank, 3.25%, 1/2/08 (cost-$199,982)		199,982

	Total Investments (cost-$15,056,451)	100.1%	15,791,583
	Liabilities in excess of other assets	(0.1)%	(11,951)
	Net Assets	100.0%	$15,779,632

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$15,056,451)	$15,791,583
Cash	42,130
Receivable for shares of beneficial interest sold	20,989
Dividends receivable	7,850
Tax reclaims receivable	2,012
Prepaid expenses	2,336
Total Assets	15,866,900

Liabilities:
Deferred trustees’ retirement plan expense	33,441
Payable for shares of beneficial interest redeemed	9,853
Investment advisory fees payable	5,391
Accrued expenses	38,583
Total Liabilities	87,268
Net Assets	$15,779,632

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$4,351
Paid-in-capital in excess of par	12,459,801
Undistributed net investment income	71,166
Accumulated net realized gain on investments	2,509,182
Net unrealized appreciation of investments	735,132
Net Assets	$15,779,632
Shares outstanding	435,093
Net asset value, offering price and redemption price per share	$ 36.27

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Dividends (net of foreign withholding taxes of $8,303)	$ 281,749
Interest	12,946
Total investment income	294,695

Expenses:
Investment advisory fees	151,233
Shareholder communications	23,147
Custodian fees	21,874
Audit and tax services	19,488
Transfer agent fees	16,647
Trustees’ fees and expenses	7,972
Legal fees	2,851
Insurance expense	902
Miscellaneous	3,000
Total expenses	247,114
Less: investment advisory fees waived	(57,734)
custody credits earned on cash balances	(339)
Net expenses	189,041
Net investment income	105,654

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	2,536,357
Net change in unrealized appreciation/depreciation of investments	(1,816,385)
Net realized and change in unrealized gain on investments	719,972
Net increase in net assets resulting from investment operations	$825,626

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
Investment Operations:
Net investment income	$ 105,654	$ 116,235
Net realized gain on investments	2,536,357	3,008,902
Net change in unrealized appreciation/depreciation of investments	(1,816,385)	262,153
Net increase in net assets resulting from investment operations	825,626	3,387,290

Dividends and Distributions to Shareholders from:
Net investment income	(116,737)	(127,518)
Net realized gains	(2,985,839)	(1,653,510)
Total dividends and distributions to shareholders	(3,102,576)	(1,781,028)

Share Transactions:
Net proceeds from the sale of shares	304,389	588,052
Reinvestment of dividends and distributions	3,102,576	1,781,028
Cost of shares redeemed	(5,535,400)	(12,600,656)
Net decrease in net assets from share transactions	(2,128,435)	(10,231,576)
Total decrease in net assets	(4,405,385)	(8,625,314)

Net Assets:
Beginning of year	20,185,017	28,810,331
End of year (including undistributed net investment income of $71,166 and $82,636, respectively)	$15,779,632	$20,185,017

Shares Issued and Redeemed:
Issued	7,630	15,219
Issued in reinvestment of dividends and distributions	83,380	48,110
Redeemed	(142,489)	(327,396)
Net decrease	(51,479)	(264,067)

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2007		2006		2005		2004		2003
Net asset value, beginning of year	$41.48		$38.38		$36.00		$32.46		$25.63

Investment Operations:
Net investment income	0.26		0.22		0.16		0.15		0.31
Net realized and unrealized gain on investments	1.63		5.35		2.37		3.70		6.89
Total from investment operations	1.89		5.57		2.53		3.85		7.20

Dividends and Distributions to Shareholders from:
Net investment income	(0.27)		(0.18)		(0.15)		(0.31)		(0.37)
Net realized gains	(6.83)		(2.29)		—		—		—
Total dividends and distributions to shareholders	(7.10)		(2.47)		(0.15)		(0.31)		(0.37)
Net asset value, end of year	$36.27		$41.48		$38.38		$36.00		$32.46
Total Return (1)	4.11%		15.28%		7.04%		11.93%		28.57%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$15,780		$20,185		$28,810		$39,388		$40,041
Ratio of expenses to average net assets (2)	1.00	%(3)	1.01	%(3)	1.02	%(3)	1.01	%(3)	1.00%
Ratio of net investment income to average net assets	0.56	%(3)	0.50	%(3)	0.35	%(3)	0.41	%(3)	1.02%
Portfolio Turnover	88%		63%		92%		144%		7%

(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(G) in Notes to Financial Statements).
(3)

During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.31% and 0.25%, respectively, for the year ended December 31, 2007; 1.16% and 0.35%, respectively for the year ended December 31, 2006; 1.05% and 0.32%, respectively for the year ended December 31, 2005; and 1.03% and 0.39%, respectively, for the year ended December 31, 2004.

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1)  Organization and Significant Accounting Policies

Premier VIT was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio (the “Portfolio”), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. The OpCap Global Equity Portfolio and OpCap Renaissance Portfolio liquidated subsequent to year-end on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s investment objective is long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio’s management is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the year ended December 31, 2007, the Portfolio’s payable in connection with the Plan was $33,441, of which $672 was accrued during the year ended December 31, 2007.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term securities, aggregated $16,410,883 and $21,213,595, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2007	2006
Ordinary Income	$1,123,243	$ 128,089
Long-term capital gains	1,979,333	1,652,939

At December 31, 2007, tax basis distributable earnings of $2,652,948 was comprised of $338,725 of ordinary income and $2,314,223 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $15,095,612. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,776,400; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,080,429; net unrealized appreciation for federal income tax purposes is $695,971. The difference between book and tax basis unrealized appreciation/deprecation is primarily attributable to wash sales and return of capital on real estate investment trusts.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(5)  Legal Proceedings (continued)

a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Equity Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Equity Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2008

Premier VIT
OpCap Equity Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $2.56823 per share and long-term capital gains of $4.52564 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex and The Korea Fund, Inc.; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex and The Korea Fund Inc; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 funds in the Fund Complex. Formerly Accounting Manager Prudential Investments (2002-2005).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund Inc; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996-2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President, Chief Legal Officer—U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of 74 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex; Manager—IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund Inc; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Global Equity Portfolio

Annual Report
December 31, 2007

2007 ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Global Equity Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

•

Global stocks tracked a volatile course in 2007, providing modest returns in dollar terms and generally flat results as measured by local currencies. Emerging market stocks continued to deliver very strong returns for the year. U.S. stocks advanced modestly. Other developed countries turned in performance that were flat, on average. Solid returns for energy, materials and industrials stocks offset weakness in financials and consumer discretionary stocks. Concerns over the spread of weakness from U.S. subprime mortgage securities and the prospects of economic slowing weighed on markets.

•

The Portfolio underperformed its benchmark during the reporting period, with financials and technology lagging the index. However, the Portfolio outperformed the benchmark in the energy and health sectors.

•

The financials sector was adversely impacted during the latter half of 2007 by fallout from subprime mortgages, a declining housing industry and overall credit tightening. Shares of Orix, Japan’s largest financial company, excluding banks, lost ground during the period. The leasing and real estate company was downgraded by analysts late in the period on news of the lowest yield for five-year Japanese government bonds since 1998. Expectations of further subprime mortgage losses at banks weighed heavily on analyst ratings which further affected the share price.

•

The telecommunications sector detracted from Portfolio returns relative to the benchmark. Shares of the third-largest U.S. wireless provider, Sprint Nextel shares fell for the period, weighed down by the customer-service problems and customer defections of the past year. Since the 1995 merger that combined Sprint and Nextel, the company has struggled with customer losses and increasing competition. Toward the end of period, the company hired a new CEO to help turn the company around.

•

Stock selection in the energy sector benefited returns, as share values rose in tandem with record prices for crude oil. Petrobras, Brazil’s state-run oil firm continued to deliver positive performance, backed by the country’s strong economy and global demand for oil. The company estimated its Tupi Field reserves of 5-8 billion barrels of oil equivalent. In December, Petrobras hit a new daily domestic oil output record of 2 million barrels per day, the result of six new platforms entering operations in 2007.

•

Materials sector stocks performed well for the Portfolio. Shares of France’s Lafarge advanced on news of its $12.9 billion purchase of Egypt’s Orascom Cement. The acquisition allows the building-materials company to capitalize on a building boom sweeping the Middle East fueled by oil prices.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	5 year*	10 year*
OpCap Global Equity Portfolio	7.40%	15.55%	8.21%
MSCI World Index	9.04%	16.96%	7.00%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$976.90	$6.18
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,018.95	$6.31

Expenses are equal to the Portfolio’s annualized expense ratio of 1.26%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Countries as of 12/31/07
(% of net assets)

United States	36.4%
Japan	10.9%
France	9.9%
Switzerland	6.7%
United Kingdom	6.3%
Germany	5.0%
Spain	4.2%
Italy	3.6%
Greece	3.3%
Bermuda	2.7%

Growth of $10,000 for the periods ended 12/31/07

2007 Annual Report

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK — 106.5%
	AUSTRALIA — 1.5%
	Insurance — 1.5%
20,000	AXA Asia Pacific Holdings Ltd.	$128,663

	AUSTRIA — 0.8%
	Utilities — 0.8%
2,050	Zumtobel AG	73,836

	BERMUDA — 2.7%
	Consumer Discretionary — 1.1%
6,200	Esprit Holdings Ltd.	92,005

	Insurance — 1.6%
2,300	RenaissanceRe Holdings Ltd.	138,552
	Total Bermuda	230,557

	BRAZIL — 1.7%
	Oil & Gas — 1.7%
1,300	Petroleo Brasileiro S.A. ADR	149,812

	CANADA — 1.4%
	Insurance — 1.4%
2,800	Industrial Alliance Insurance	120,801

	CAYMAN ISLANDS — 1.8%
	Oil & Gas — 1.8%
1,100	Transocean, Inc.	157,465

	FRANCE — 9.9%
	Building & Construction — 3.1%
1,475	Lafarge S.A.	267,841

	Capital Goods — 1.2%
850	LVMH Moet Hennessy Louis Vuitton S.A.	102,722

	Financial Services — 2.4%
1,450	Societe Generale	209,712

	Materials & Processing — 1.6%
525	Vallourec S.A.	141,992

	Retail — 1.6%
850	Pinault-Printemps-Redoute S.A.	136,535
	Total France	858,802

	GERMANY — 5.0%
	Chemicals — 1.5%
1,450	BAYER AG	132,603

	Telecommunications — 1.1%
4,200	Deutsche Telekom AG	92,439

	Utilities — 2.4%
1,450	RWE AG	203,305
	Total Germany	428,347

	GREECE — 3.3%
	Entertainment — 1.7%
3,650	OPAP S.A.	145,930

	Financial Services — 1.6%
3,950	Hellenic Exchanges S.A. Holding	138,539
	Total Greece	284,469

	HONG KONG — 1.1%
	Banking — 1.1%
6,365	Wing Hang Bank Ltd.	94,749

	INDIA — 1.1%
	Computer Software — 1.1%
2,100	Infosys Technologies Ltd. ADR	95,256

	ITALY — 3.6%
	Banking — 3.6%
16,250	Banca Intesa SpA	127,880
22,000	Unicredito Italiano SpA	180,959
		308,839

	JAPAN — 10.9%
	Automotive — 1.6%
2,550	Toyota Motor Corp.	135,810

	Consumer Discretionary — 4.1%
5,000	Mitsui & Co., Ltd.	104,413
420	Nintendo Co., Ltd.	246,603
		351,016

	Financial Services — 2.6%
905	Orix Corp.	152,209
15	Osaka Securities Exchange Co., Ltd.	69,411
		221,620

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Shares		Value
	Insurance — 1.2%
40,800	Fuji Fire & Marine Insurance Ltd.	$109,112

	Technology — 1.4%
2,750	Canon, Inc.	125,858
	Total Japan	943,416

	NETHERLANDS — 1.7%
	Telecommunications — 1.7%
8,200	Koninklijke (Royal)
	KPN NV	149,392

	NEW ZEALAND — 1.2%
	Building & Construction — 1.2%
11,800	Fletcher Building Ltd.	104,122

	NORWAY — 2.5%
	Insurance — 1.4%
11,618	Storebrand ASA	120,530

	Oil & Gas — 1.1%
5,500	Prosafe ASA	95,153
	Total Norway	215,683

	SPAIN — 4.2%
	Financial Services — 1.9%
7,650	Banco Santander Central Hispano S.A.	165,224

	Telecommunications — 2.3%
6,000	Telefonica S.A.	194,498
	Total Spain	359,722

	SWEDEN — 2.7%
	Diversified Manufacturing — 2.7%
6,100	Sandvik AB	104,610
7,450	SKFAB	125,574
		230,184

	SWITZERLAND — 6.7%
	Drugs & Medical Products — 2.2%
1,100	Roche Holdings AG	190,152

	Financial Services — 1.6%
2,200	Credit Suisse Group	132,430

	Food — 2.9%
550	Nestle S.A.	252,555
	Total Switzerland	575,137

	UNITED KINGDOM — 6.3%
	Consumer Staples — 4.9%
9,500	Tesco PLC	$90,369
8,900	Unilever PLC	333,792
		424,161

	Utilities — 1.4%
16,200	Centrica PLC	115,394
	Total United Kingdom	539,555

	UNITED STATES — 36.4%
	Aerospace/Defense — 1.6%
1,550	Boeing Co.	135,563

	Capital Goods — 2.4%
5,600	General Electric Co.	207,592

	Commercial Services — 1.3%
3,100	ChoicePoint, Inc. (a)	112,902

	Computers — 1.6%
7,550	EMC Corp. (a)	139,902

	Consumer Staples — 1.3%
3,050	SuperValu, Inc.	114,436

	Financial Services — 3.3%
3,775	Bank of New York
	Mellon Corp.	184,069
2,150	Capital One Financial
	Corp.	101,609
		285,678

	Food — 1.5%
4,150	SYSCO Corp.	129,522

	Healthcare & Hospitals — 3.3%
3,800	Sepracor, Inc. (a)	99,750
2,075	WellPoint, Inc. (a)	182,040
		281,790

	Insurance — 1.1%
1,875	Allstate Corp.	97,931

	Materials & Processing — 1.6%
1,350	Cleveland-Cliffs, Inc.	136,080

	Oil & Gas — 6.3%
1,750	Chevron Corp.	163,328
4,300	ConocoPhillips	379,690
		543,018

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Shares			Value
	Restaurants — 1.3%
2,950	Yum! Brands, Inc.		$112,896

	Retail — 2.4%
2,000	Tiffany & Co.		92,060
3,050	Walgreen Co.		116,144
			208,204

	Software — 2.9%
6,950	Microsoft Corp.		247,420

	Telecommunications — 2.2%
2,050	NII Holdings, Inc., Class B (a)		99,056
7,025	Sprint Nextel Corp.		92,238
			191,294

	Transportation — 0.9%
850	FedEx Corp.		75,794

	Utilities — 1.4%
1,175	Constellation Energy
	Group, Inc.		120,473

	Total United States		3,140,495

	Total Investments (cost-$8,384,009) (b)	106.5%	9,189,302
	Liabilities in excess of other assets	(6.5)%	(560,641)
	Net Assets	100.0%	$8,628,661

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)

Securities with an aggregate value of $5,386,922 representing 62.43% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor as described in Note 1(a) in the Notes to Financial Statements.

Glossary:

ADR - American Depositary Receipt

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$8,384,009)	$9,189,302
Foreign currency (cost-$7,784)	7,769
Receivable for investments sold	97,793
Dividends and interest receivable	7,138
Tax reclaims receivable	3,736
Receivable for shares of beneficial interest sold	861
Prepaid expenses	1,605
Total Assets	9,308,204

Liabilities:
Payable to custodian for cash overdraft	228,505
Payable for shares of beneficial interest redeemed	407,389
Deferred trustees’ retirement plan expense	18,853
Investment advisory fees payable	281
Payable for investments purchased	125
Accrued expenses	24,390
Total Liabilities	679,543
Net Assets	$8,628,661

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$5,829
Paid-in-capital in excess of par	6,112,143
Undistributed net investment income	91,987
Accumulated net realized gain on investments	1,612,789
Net unrealized appreciation of investments and foreign currency transactions	805,913
Net Assets	$8,628,661
Shares outstanding	582,886
Net asset value, offering price and redemption price per share	$14.80

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Dividends (net of foreign withholding taxes of $22,259)	$250,336
Interest	4,056
Total investment income	254,392

Expenses:
Investment advisory fees	91,118
Custodian fees	69,476
Shareholder communications	30,655
Audit and tax services	21,458
Transfer agent fees	8,497
Trustees’ fees and expenses	3,001
Legal fees	2,748
Insurance expense	675
Miscellaneous	1,902
Total expenses	229,530
Less: investment advisory fees waived	(85,725)
custody credits earned on cash balances	(1,432)
Net expenses	142,373
Net investment income	112,019

Realized and Change in Unrealized Gain (Loss):
Net realized gain on:
Investments	1,626,278
Foreign currency transactions	532
Net change in unrealized appreciation/depreciation of:
Investments	(898,193)
Foreign currency transactions	82
Net realized and change in unrealized gain on investments and foreign currency transactions	728,699
Net increase in net assets resulting from investment operations	$840,718

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
Investment Operations:
Net investment income	$112,019	$136,261
Net realized gain on investments and foreign currency transactions	1,626,810	2,761,038
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(898,111)	101,769
Net increase in net assets resulting from investment operations	840,718	2,999,068

Dividends and Distributions to Shareholders from:
Net investment income	(96,299)	(164,066)
Net realized gains	(2,800,743)	(1,918,954)
Total dividends and distributions to shareholders	(2,897,042)	(2,083,020)

Share Transactions:
Net proceeds from the sale of shares	292,413	781,293
Reinvestment of dividends and distributions	2,897,042	2,083,020
Cost of shares redeemed	(4,473,761)	(10,801,188)
Net decrease in net assets from share transactions	(1,284,306)	(7,936,875)
Total decrease in net assets	(3,340,630)	(7,020,827)

Net Assets:
Beginning of year	11,969,291	18,990,118
End of year (including undistributed net investment income of $91,987 and $76,717, respectively)	$8,628,661	$11,969,291

Shares Issued and Redeemed:
Issued	17,241	47,381
Issued in reinvestment of dividends and distributions	191,730	132,507
Redeemed	(285,569)	(652,189)
Net decrease	(76,598)	(472,301)

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2007		2006		2005		2004	2003
Net asset value, beginning of year	$18.15		$16.78		$15.73		$14.05	$10.76
Investment Operations:
Net investment income	0.20		0.20		0.18		0.05	0.09
Net realized and change in unrealized gain on investments and foreign currency transactions	1.22		3.05		0.92		1.70	3.28
Total from investment operations	1.42		3.25		1.10		1.75	3.37
Dividends and Distributions to Shareholders from:
Net investment income	(0.16)		(0.15)		(0.05)		(0.07)	(0.08)
Net realized gains	(4.61)		(1.73)		—		—	—
Total dividends and distributions to shareholders	(4.77)		(1.88)		(0.05)		(0.07)	(0.08)
Net asset value, end of year	$14.80		$18.15		$16.78		$15.73	$14.05
Total Return (1)	7.40%		21.06%		7.03%		12.53%	31.55%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$8,629		$11,969		$18,990		$27,375	$26,102
Ratio of expenses to average net assets (2)	1.26	%(3)	1.26	%(3)	1.27	%(3)	1.26%	1.26	%(3)
Ratio of net investment income to average net assets	0.98	%(3)	0.96	%(3)	0.84	%(3)	0.41%	0.75	%(3)
Portfolio Turnover	91%		93%		79%		98%	152%

(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(I) in Notes to Financial Statements).
(3)

During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income to average net assets would have been 2.01% and 0.23%, respectively, for the year ended December 31, 2007; 1.72% and 0.50%, respectively, for the year ended December 31, 2006; 1.31% and 0.80%, respectively, for the year ended December 31, 2005; 1.27% and 0.73%, respectively, for the year ended December 31, 2003.

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio (the “Portfolio”), OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. The Portfolio and the OpCap Renaissance Portfolio were liquidated subsequent to year end, on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long term capital appreciation through pursuit of a global investment strategy involving equity securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolio management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain Portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by a third-party vendor. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date as the Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Foreign Currency Translations (continued)

exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

(F)  Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(G)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2007, the Portfolio’s payable in connection with the Plan was $18,853, of which $381 was accrued during the year ended December 31, 2007.

(I)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% or average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

Portfolio to 1.25% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”) to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term securities, aggregated $10,191,763 and $13,588,167, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2007	2006
Ordinary Income	$1,096,164	$164,066
Long-term capital gains	1,800,878	1,918,954

At December 31, 2007, tax basis distributable earnings of $1,754,904 was comprised of $507,516 of ordinary income and $1,247,388 from long-term capital gains.

For the year ended December 31, 2007, the permanent differences were primarily attributable to the differing treatment of foreign currency transactions and reclassification of limited partnership. These adjustments were to decrease undistributed net investment income and increase accumulated realized gains by $450.

The cost of securities for federal income tax purposes is $8,415,409. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,286,647; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $512,754; net unrealized appreciation for federal income tax purposes is $773,893. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(5) Legal Proceedings (continued)

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

(6)  Subsequent Event—Liquidation of Portfolio

Pursuant to the Plan of Liquidation and Dissolution approved by the Portfolio’s Board of Trustees on November 20, 2007, the Portfolio liquidated on January 25, 2008.

Premier VIT
OpCap Global Equity Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Global Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Global Equity Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As noted in footnote 6, the portfolio liquidated on January 25, 2008.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2008

Premier VIT
OpCap Global Equity Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $1.80402 per share and long-term capital gains of $2.96381 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Complex/Outside Fund Complex Fund Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Complex/Outside Fund Complex Fund Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex and The Korea Fund, Inc.; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex; Formerly and The Korea Fund, Inc., Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007

Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 funds in the Fund Complex and The Korea Fund, Inc. Formerly Accounting Manager Prudential Investments (2002-2005).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996-2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President, Chief Legal Officer—U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of 74 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex; Manager—IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP

1675 Broadway

New York, NY 10019-5820

Premier VIT

OpCap Managed Portfolio

Annual Report
December 31, 2007

2007 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Managed Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

•

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for energy, industrials and materials stocks. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small cap group. Weakness in financials and consumer discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

•

Exposure to the financials sector detracted from portfolio returns as banks and bond insurers were hard hit by concerns about subprime mortgages, the declining US housing industry and credit tightening. Shares of bond insurers MBIA and Ambac fell over concerns about the companies’ potential exposures to claims on the defaults of mortgage-backed bonds. Shares of the number one US mortgage lender, Countrywide Financial, also fell as a result of the firm’s exposure to subprime mortgages.

•

Weakness in housing and tightening credit dampened the outlook for companies in the consumer discretionary sector, particularly homebuilders who faced large inventories and slack demand in the year. Shares of homebuilder Centex declined in this environment, prompting the company to write down the value of land holdings and options.

•

Stock selections in information technology produced significantly positive results for the portfolio. Shares of mobile phone maker Nokia more than doubled as the company’s strategy of providing low-cost phones to consumers in emerging markets delivered solid results. Shares of credit card processor MasterCard advanced on better-than-expected profit. MasterCard’s results showed the company is not highly dependent on U.S. consumer spending, as the company benefits from outstanding growth in international and emerging markets such as Africa and Middle East.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	5 year *	10 year*
OpCap Managed Portfolio	2.76%	9.85%	4.55%
S&P 500 Index	5.49%	12.83%	5.91%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$983.70	$4.75
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Expenses are equal to the Portfolio’s annualized expense ratio of 0.95%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries (equity securities) as of 12/31/07 (% of net assets)

Financial Services	11.9%
Drugs & Medical Products	11.6%
Oil & Gas	8.1%
Telecommunications	7.2%
Retail	4.3%
Computer Software	3.0%
Technology	2.9%
Diversified Manufacturing	2.9%
Semi-conductors	2.8%
Business Services	2.6%

Growth of $10,000 for the periods ended 12/31/07

2007 Annual Report

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK — 77.2%
	Aerospace/Defense — 2.0%
46,400	Boeing Co.	$ 4,058,144

	Apparel & Textiles — 1.4%
46,400	Polo Ralph Lauren Corp., Class A	2,867,056

	Business Services — 2.6%
24,700	MasterCard, Inc., Class A	5,315,440

	Computer Software — 3.0%
75,500	Adobe Systems, Inc. (h)	3,226,115
134,400	Oracle Corp. (h)	3,034,752
		6,260,867

	Computers — 1.3%
146,800	EMC Corp. (h)	2,720,204

	Diversified Manufacturing — 2.9%
84,800	Textron, Inc.	6,046,240

	Drugs & Medical Products — 11.6%
109,700	Gilead Sciences, Inc. (h)	5,047,297
66,200	Hologic, Inc. (h)	4,543,968
67,300	Merck & Co., Inc.	3,910,803
50,400	Novartis AG ADR	2,737,224
63,500	Teva Pharmaceutical Industries Ltd. ADR	2,951,480
109,600	Wyeth	4,843,224
		24,033,996

	Financial Services — 11.9%
388,500	Countrywide Financial Corp.	3,473,190
14,000	IntercontinentalExchange, Inc. (h)	2,695,000
129,200	JPMorgan Chase & Co.	5,639,580
98,400	Lehman Brothers Holdings, Inc.	6,439,296
217,300	Wells Fargo & Co.	6,560,287
		24,807,353

	Food & Beverage — 1.5%
50,900	Coca-Cola Co.	3,123,733

	Healthcare & Hospitals — 2.5%
89,300	Aetna, Inc.	5,155,289

	Hotels/Gaming — 2.4%
86,200	Marriott International, Inc., Class A	2,946,316
45,400	Starwood Hotels & Resorts Worldwide, Inc.	1,998,962
		4,945,278

	Industrial — 1.7%
31,600	Energizer Holdings, Inc. (h)	3,543,308

	Insurance — 2.0%
59,600	Ambac Financial Group, Inc.	1,535,892
138,400	MBIA, Inc.	2,578,392
		4,114,284

	Metals & Mining — 1.7%
55,100	Companhia Vale do Rio Doce ADR	1,800,117
17,700	Freeport-McMoRan Copper & Gold, Inc.	1,813,188
		3,613,305

	Oil & Gas — 8.1%
51,700	ConocoPhillips	4,565,110
40,000	EOG Resources, Inc.	3,570,000
32,500	Exxon Mobil Corp.	3,044,925
21,344	Transocean, Inc. (h)	3,055,394
51,525	XTO Energy, Inc.	2,646,324
		16,881,753

	Real Estate (REITs) — 1.3%
148,750	CapitalSource, Inc.,	2,616,512

	Retail — 4.3%
76,700	Best Buy Co., Inc.	4,038,255
34,900	Kohl’s Corp. (h)	1,598,420
90,700	Nordstrom, Inc.	3,331,411
		8,968,086

	Semi-conductors — 2.8%
215,500	Intel Corp.	5,745,230

	Technology — 2.9%
8,800	Google, Inc., Class A (h)	6,085,024

	Telecommunications — 7.2%
169,200	Cisco Systems, Inc. (h)	4,580,244
49,120	NII Holdings, Inc., Class B (h)	2,373,478
143,000	Nokia Corp. ADR	5,489,770
200,100	Sprint Corp.	2,627,313
		15,070,805

	Transportation — 2.1%
34,200	Union Pacific Corp.	4,296,204

	Total Common Stock (cost-$151,745,617)	160,268,111

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Principal Amount (000s)		Value
	U.S. GOVERNMENT AGENCY SECURITIES — 19.5%
	Fannie Mae, CMO, FRN,
$100	4.669%, 5/25/35	$ 100,807
264	4.925%, 7/25/37	254,275
	Fannie Mae, MBS,
153	4.848%, 8/1/35, FRN	153,105
3,448	5.00%, 6/1/18	3,456,352
632	5.00%, 1/1/20	632,794
841	5.00%, 4/1/21	841,797
4,800	5.00%, TBA (d)	4,683,000
49	5.50%, 6/1/16	50,099
94	5.50%, 1/1/17	95,493
89	5.50%, 3/1/17	90,267
500	5.50%, 12/1/22	506,436
1,800	5.50%, TBA (d)	1,818,843
797	5.626%, 5/1/36, FRN	801,952
262	6.00%, 6/1/16	268,407
4	6.00%, 7/1/16	3,896
4	6.00%, 8/1/16	4,531
11	6.00%, 10/1/16	11,499
161	6.00% 12/1/16	164,565
7	6.00%, 1/1/17	6,993
6	6.00%, 2/1/17	6,091
25	6.00%, 3/1/17	26,016
74	6.00%, 4/1/17	76,147
17	6.00%, 5/1/17	17,762
4	6.00%, 7/1/17	4,630
83	6.00%, 11/1/17	84,565
189	6.00%, 3/1/27	192,682
491	6.00%, 8/1/27	499,781
197	6.00%, 10/1/37	199,841
500	6.00%, 12/1/37	507,779
3,300	6.00%, TBA (d)	3,350,530
76	6.263%, 9/1/40, FRN	76,250
45	7.082%, 9/1/39, FRN	45,754
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities, CMO, FRN,
36	6.063%, 2/25/45	35,699
	Freddie Mac, CMO,
346	4.50%, 10/15/22	345,029
272	5.178%, 7/15/19, FRN	270,973
1,177	5.178%, 8/15/19, FRN	1,171,583
1,636	5.178%, 10/15/20, FRN	1,629,110
1,116	5.258%, 2/15/19, FRN	1,110,117
30	5.478%, 11/15/30, FRN	29,618
138	6.00%, 8/15/32	137,051
137	6.00%, 9/15/32	135,192
	Freddie Mac, MBS,
168	5.00%, 11/1/18	167,979
3,000	5.50%, TBA (d)	2,993,436
79	6.00%, 3/1/16	81,203
490	6.00%, 9/1/27	498,981
984	6.00%, 1/1/37	997,412
500	6.00%, 11/1/37	507,011
500	6.00%, TBA (d)	507,344
3	7.364%, 7/1/30	3,019
	Government National Mortgage Association, CMO,
22	5.449%, 9/20/30, FRN	22,281
	Government National Mortgage Association, MBS,
70	5.625%, 7/20/30, FRN	69,955
145	5.75%, 2/20/32, FRN	146,855
12	6.00%, 11/20/28	12,133
4	6.00%, 11/20/31	3,726
507	6.00%, 6/20/34	517,883
50	6.125%, 10/20/29, FRN	50,895
376	6.375%, 5/20/30, FRN	380,836
	Small Business Administration Participation Certificates,
1,563	4.625%, 2/1/25	1,539,540
1,436	4.684%, 9/10/14	1,427,765
1,247	4.87%, 12/1/24	1,240,946
3,058	4.90%, 1/1/23	3,074,179
1,410	4.95%, 3/1/25	1,387,276
837	5.11%, 4/1/25	840,173

	Total U.S. Government Agency Securities (cost-$40,628,349)	40,368,139

		Credit Rating (Moody’s/S&P)*
	CORPORATE BONDS & NOTES — 4.1%
	Airlines — 1.0%
	United Air Lines, Inc., (a)(e)
1,861	8.03%, 1/1/13	B3/B	2,128,301
269	11.56%, 5/27/24 (j)	NR/NR	484
			2,128,785

	Banking — 0.7%
	Bank of America Corp.,
200	6.00%, 9/1/17	Aa1/AA	204,334
	ICICI Bank Ltd., FRN (c),
300	5.788%, 1/12/10	Baa2/BBB-	296,130
	Korea Development Bank, FRN,
800	5.37%, 4/3/10	Aa3/A	797,454
	Resona Bank Ltd., VRN (c)(f),
100	5.85%, 4/15/16	A2/BBB	92,965
	Wachovia Corp.,
	5.625%, 10/15/16	A1/A+	98,597
			1,489,480

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)*	Value
	CORPORATE BONDS & NOTES (continued)
	Diversified Manufacturing — 0.2%
	General Electric Co.,
$300	5.25%, 12/6/17	Aaa/AAA	$ 299,360

	Energy — 0.0%
	NGPL PipeCo LLC (c),
100	6.514%, 12/15/12	Baa3/BBB-	101,532

	Financial Services — 1.5%
	Bear Stearns Cos., Inc., FRN,
500	5.072%, 8/21/09	A2/A	481,482
	Citigroup, Inc.,
100	5.50%, 8/27/12	Aa3/AA	101,984
100	5.85%, 7/2/13	Aa3/AA	102,950
	Citigroup Capital XXI, VRN,
300	8.30%, 12/21/37 (f)	A1/A+	313,257
	Ford Motor Credit Co.,
50	7.25%, 10/25/11	B1/B	43,308
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A1/A+	390,630
500	6.75%, 10/1/37	A1/A+	489,889
	HSBC Capital Funding L.P., VRN (c)(f),
1,000	9.547%, 6/30/10	A1/A	1,092,983
	JPMorgan Chase & Co.,
100	6.00%, 1/15/18	Aa2/AA-	101,739
	SMFG Preferred Capital 1 Ltd., VRN (c)(f),
100	6.078%, 1/25/17	A2/BBB+	92,122
			3,210,344

	Oil & Gas — 0.5%
	Gazprom AG,
300	10.50%, 10/21/09	A3/BBB	324,495
	Sonat, Inc.,
600	7.625%, 7/15/11	Ba3/BB-	613,423
			937,918

	Telecommunications — 0.2%
	BellSouth Corp. (c),
300	4.24%, 4/26/21	A2/A	298,933
	Qwest Corp.,
50	7.50%, 6/15/23	Ba1/BBB-	47,875
			346,808
	Total Corporate Bonds & Notes (cost-$8,088,364)		8,514,227

	MORTGAGE-BACKED SECURITIES — 1.3%
	Bank of America Funding Corp., CMO, FRN,
214	4.111%, 5/25/35	NR/AAA	211,044
	Bear Stearns Alt-A Trust, CMO, VRN,
57	5.527%, 9/25/35	Aaa/AAA	56,153
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
74	5.25%, 2/20/36	Aaa/AAA	73,520
	Greenpoint Mortgage Pass-Through Certificates, CMO, FRN,
152	4.381%, 10/25/33	NR/AAA	150,293
	Harborview Mortgage Loan Trust, CMO, VRN,
126	5.148%, 7/19/35	Aaa/AAA	124,761
	Prime Mortgage Trust, CMO, FRN,
17	5.265%, 2/25/19	Aaa/AAA	17,177
41	5.265%, 2/25/34	NR/AAA	39,847
	Small Business Administration Participation Certificates,
1,982	4.524%, 2/10/13	NR/NR	1,967,155
12	7.449%, 8/1/10	NR/NR	12,220
	Total Mortgage-Backed Securities (cost-$2,666,569)		2,652,170

	ASSET-BACKED SECURITIES — 1.0%
	Citigroup Mortgage Loan Trust, Inc., FRN,
865	4.975%, 3/25/37	Aaa/AAA	825,772
	SLM Student Loan Trust, FRN,
300	3.80%, 12/15/38 (c)	Aaa/AAA	294,030
621	5.074%, 10/27/14	Aaa/AAA	620,119
181	5.074%, 10/25/18	Aaa/AAA	179,123
70	5.094%, 4/27/15	Aaa/AAA	69,871
	Total Asset-Backed Securities (cost-$2,031,799)		1,988,915

	U.S. TREASURY BONDS & NOTES — 0.9%
	U.S. Treasury Inflation Indexed Bonds & Notes (g),
112	2.00%, 1/15/14		116,233
212	2.00%, 1/15/16 (d)		217,307
210	2.00%, 1/15/26		209,669
104	2.375%, 1/15/27		109,556
1,052	3.00%, 7/15/12 (d)		1,138,986
	Total U.S. Treasury Bonds & Notes (cost-$1,772,436)		1,791,751

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Shares		Value
	PREFERRED STOCK — 0.3%
	Financial Services — 0.3%
68	DG Funding Trust, FRN (a)(c),
	7.448% (cost-$716,526)	$717,612

Principal Amount (000s)		Credit Rating (Moody’s/S&P)*
	MUNICIPAL BONDS & NOTES — 0.2%
	Texas — 0.2%
	Lower Colorado River Auth. Rev. (AMBAC),		368,474
$360	5.00%, 5/15/33	Aaa/AAA
40	5.00%, 5/15/33 (Pre-refunded @ $100, 5/15/13 (b)	Aaa/AAA	43,243

	Total Municipal Bonds & Notes (cost-$406,188)		411,717

	SHORT-TERM INVESTMENTS — 2.2%
	Corporate Notes & Bonds — 0.9%
	Banking — 0.9%
¥200,000	Landwirtschaftliche Rentenbank,
	0.65%, 9/30/08 (cost-$1,783,361)	Aaa/AAA	1,787,963

	U.S. Government Agency Securities — 0.5%
	Federal Home Loan Bank,
$950	3.25%, 1/2/08 (cost-$949,914)		949,914

	Sovereign Debt Obligations — 0.1%
¥36,000	Republic of Italy,
	3.80%, 3/27/08 (cost-$316,458)	Aa2/A+	324,265

	U.S. Treasury Bills (i) — 0.1%
$200	2.985%, 3/13/08 (cost-$198,808)		198,808

	Repurchase Agreements — 0.6%
900	Lehman Brothers, Inc., dated 12/31/07, 1.00%, due 1/2/08, proceeds $900,050; collateralized by U.S. Treasury Inflation Index Note, 2.00%, due 7/15/14, valued at $925,235 including accrued interest		900,000
455	State Street Bank & Trust Co., dated 12/31/07, 3.90%, due 1/2/08, proceeds $455,099; collateralized by Fannie Mae 5.57%, due 6/30/28, valued at $98,156 including accrued interest and Freddie Mac 5.125%, due 5/23/18, valued at $373,801 including accrued interest		455,000
	Total Repurchase Agreements (cost-$1,355,000)		1,355,000
	Total Short-Term Investments (cost-$4,603,541)		4,615,950

Contracts/ Notional Amount
	OPTIONS PURCHASED (h) — 0.2%
	Call Options — 0.2%
	1-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index,
5,000,000	strike rate 4.75%, expires 2/1/08	38,208
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index,
15,000,000	strike rate 4.75%, expires 9/26/08	318,013
2,000,000	strike rate 5.20%, expires 2/2/09	53,783
		410,004

	Put Options — 0.0%
	Financial Future Euro—90 day (CME),
200	strike price $91.75, expires 3/17/08	1,250
83	strike price $92.50, expires 3/17/08	519
15	strike price $92.50, expires 6/16/08	94
40	strike price $92.75, expires 3/17/08	250
34	strike price $92.75, expires 6/16/08	212

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Contracts/ Notional Amount			Value
	OPTIONS PURCHASED (h) (continued)
	Put Options (continued)
	Financial Future Euro—90 day (CME), (continued)
204	strike price $93, expires 3/17/08		$1,275
	United Kingdom—90 day future,
21	strike price $92.50, expires 9/17/08		—
			3,600
	Total Options Purchased (cost-$95,147)		413,604
	Total Investments before options written (cost-$212,754,536) — 106.9%		221,742,196

	OPTIONS WRITTEN (h) — (0.2)%
	Call Options — (0.2)%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index,
1,000,000	strike rate 5.45%, expires 2/2/09		(51,540)
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index,
1,000,000	strike rate 4.90%, expires 2/1/08		(33,542)
7,000,000	strike rate 4.95%, expires 9/26/08		(259,315)
	U.S. Treasury Notes 5 yr. Futures (CBOT),
3	strike price $111, expires 2/22/08		(1,818)
	U.S. Treasury Notes 10 yr. Future (CBOT),
2	strike price $111, expires 2/22/08		(5,688
2	strike price $112, expires 2/22/08		(4,281)
6	strike price $114, expires 2/22/08		(6,750)
			(362,934)

	Put Options — (0.0)%
	U.S. Treasury Notes 5 yr. Futures (CBOT),
3	strike price $109, expires 2/22/08		(1,312)
	U.S. Treasury Notes 10 yr. Future (CBOT),
6	strike price $110, expires 2/22/08		(1,500)
			(2,812)

	Total Options Written (premiums received-$110,364)		$(365,746)
	Total Investments net of options written (cost-$212,644,172)	106.7%	221,376,450
	Other liabilities in excess of other assets	(6.7)	(13,886,733)
	Net Assets	100.0%	$207,489,717

Notes to Schedule of Investments:

*	Unaudited
(a)	Illiquid security.
(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Delayed-delivery security. To be settled/delivered after December 31, 2007.
(e)	Security in default.
(f)	Maturity date shown is date of next call. The interest rate disclosed reflects the rate in effect on December 31, 2007.
(g)	Inflationary Bonds—Principal amount of security is adjusted for inflation.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for futures contracts, options written and/or delayed-delivery securities.
(j)	Fair valued security.

Glossary:

ADR - American Depositary Receipt

AMBAC - insured by American Municipal Bond Assurance Corp.

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2007.

¥ - Japanese Yen

LIBOR - London Inter-bank Offered Rate

MBS - Mortgage-Backed Securities

NR - Not Rated

OTC - Over-the-Counter

REIT - Real Estate Investment Trust

TBA - To Be Announced

VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2007.

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$212,754,536)	$221,742,196
Cash	67,105
Foreign currency, at value (cost $551,488)	549,290
Interest and dividends receivable	549,035
Receivable for investments sold	216,427
Unrealized appreciation on forward foreign currency contracts	207,185
Unrealized appreciation on swaps	133,204
Premium for swaps purchased	106,350
Receivable for shares of beneficial interest sold	38,014
Receivable for variation margin on future contracts	26,300
Tax reclaims receivable	16,604
Prepaid expenses	23,695
Total Assets	223,675,405

Liabilities:
Payable for investments purchased	14,950,305
Options written at value (premiums received-$110,364)	365,746
Deferred trustee’s retirement plan expense	352,144
Investment advisory fees payable	144,148
Unrealized depreciation on swaps	139,967
Premium for swaps sold	82,603
Payable for shares of beneficial interest redeemed	42,267
Unrealized depreciation on forward foreign currency contracts	18,703
Payable for variation margin on future contracts	355
Accrued expenses	89,450
Total Liabilities	16,185,688
Net Assets	$207,489,717

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$53,721
Paid-in-capital in excess of par	180,000,679
Undistributed net investment income	4,629,955
Accumulated net realized gain on investments	13,297,787
Net unrealized appreciation of investments, options written, swaps, futures and foreign currency transactions	9,507,575
Net Assets	$207,489,717
Shares outstanding	5,372,131
Net asset value, offering price and redemption price per share	$38.62

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Interest	$3,567,522
Dividends (net of foreign withholding taxes of $79,897)	2,220,551
Total investment income	5,788,073

Expenses:
Investment advisory fees	1,921,865
Custodian fees	132,082
Trustees’ fees and expenses	69,591
Audit and tax services	51,425
Shareholder communications	44,573
Legal fees	26,255
Transfer agent fees	25,982
Insurance expense	5,853
Miscellaneous	4,609
Total expenses	2,282,235
Less: custody credits earned on cash balances	(7,251)
Net expenses	2,274,984
Net investment income	3,513,089

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,918,884
Options written	92,645
Swaps	58,310
Futures	(617,682)
Foreign currency transactions	81,745
Net change in unrealized appreciation/depreciation of:
Investments	(11,546,065)
Options written	(215,355)
Swaps	40,386
Futures	954,263
Foreign currency transactions	183,476
Net realized and change in unrealized gain on investments, options written, swaps, futures and foreign currency transactions	3,950,607

Net increase in net assets resulting from investment operations	$7,463,696

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
Investment Operations:
Net investment income	$3,513,089	$4,954,089
Net realized gain on investments, options written, swaps, futures and foreign currency transactions	14,533,902	18,412,612
Net change in unrealized appreciation/depreciation of investments, options written, swaps, futures and foreign currency transactions	(10,583,295)	2,784,934
Net increase in net assets resulting from investment operations	7,463,696	26,151,635

Dividends and Distributions to Shareholders from:
Net investment income	(5,245,604)	(5,563,686)
Net realized gains	(17,689,623)	(34,393,361)
Total dividends and distributions to shareholders	(22,935,227)	(39,957,047)

Share Transactions:
Net proceeds from the sale of shares	1,989,040	2,144,832
Reinvestment of dividends and distributions	22,935,227	39,957,047
Cost of shares redeemed	(60,150,822)	(99,769,410)
Net decrease in net assets from share transactions	(35,226,555)	(57,667,531)
Total decrease in net assets	(50,698,086)	(71,472,943)

Net Assets:
Beginning of year	258,187,803	329,660,746
End of year (including undistributed net investment income of $4,629,955 and $4,876,512, respectively)	$207,489,717	$258,187,803

Shares Issued and Redeemed:
Issued	48,705	53,565
Issued in reinvestment of dividends and distributions	584,636	1,032,482
Redeemed	(1,485,460)	(2,513,821)
Net decrease	(852,119)	(1,427,774)

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$41.48	$43.08	$42.73	$39.13	$32.77

Investment Operations:
Net investment income	0.73	0.81	0.65	0.48	0.56
Net realized and change in unrealized gain on investments options written, swaps, futures and foreign currency transactions	0.48	2.96	1.55	3.70	6.42
Total from investment operations	1.21	3.77	2.20	4.18	6.98

Dividends and Distributions to Shareholders from:
Net investment income	(0.93)	(0.75)	(0.50)	(0.58)	(0.62)
Net realized gains	(3.14)	(4.62)	(1.35)	—	—
Total dividends and distributions to shareholders	(4.07)	(5.37)	(1.85)	(0.58)	(0.62)
Net asset value, end of year	$38.62	$41.48	$43.08	$42.73	$39.13
Total Return (1)	2.76%	9.65%	5.28%	10.77%	21.75%

Ratios/Supplemental data:
Net assets end of year (000’s)	$207,490	$258,188	$329,661	$381,054	$413,796
Ratio of expenses to average net assets (2)	0.95%	0.95%	0.91%	0.92%	0.93%
Ratio of net investment income to average net assets (2)	1.46%	1.75%	1.41%	1.09%	1.49%
Portfolio Turnover	159%	151%	171%	111%	215%

(1)        Assumes reinvestment of all dividends and distributions.

(2)        Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(N) in Notes to Financial Statements).

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio (the “Portfolio”), OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. The OpCap Global Equity Portfolio and OpCap Renaissance Portfolio were liquidated subsequent to year end on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on Oppenheimer Capital’s and PIMCO’s assessments of the relative outlook for such investments.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio’s management is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued by reference to securities whose prices are more readily available. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) and over-the-counter options are valued each business day by an independent pricing service or dealer quotations. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Foreign Currency Translations (continued)

the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps, futures contracts and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(F)  Option Transactions

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(G)  Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities.

(H)  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(H)  Futures Contracts (continued)

in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(I)  Inflation-Indexed Bonds

The Portfolio may purchase inflation indexed bonds. Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

(J)  Interest Rate/Credit Default Swaps

The Portfolio may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes and/or to manage its interest rate and credit risk.

As a seller in a credit default swap contract, the Portfolio would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolio would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolio are included as part of net realized gain (loss) and/or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolio in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(J)  Interest Rate/Credit Default Swaps (continued)

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(K)  When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(L)  Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(M)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(N)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(O)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2007, the Portfolio’s payable in connection with the Plan was $352,144, of which $8,516 was accrued during the year ended December 31, 2007.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(2)  Investment Adviser/Sub-Advisers/Distributor

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio’s average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s equity investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services. In addition, pursuant to an agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the “Fixed Income Sub-Adviser”), an affiliate of the Investment Adviser, the Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Fixed Income Sub-Adviser for that portion of the Portfolio’s investments for which it provides investment advisory services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term and government securities, aggregated $183,074,649 and $190,389,547, respectively. For the year ended December 31, 2007, purchases and sales of government securities, aggregated $178,294,155 and $188,975,222, respectively.

(a) Transactions in options written for the year ended December 31, 2007:

	Contracts/ Notional Amount	Premiums
Options outstanding, December 31, 2006	7,100,053	$88,889
Options written	9,000,303	202,372
Options terminated in closing purchase transactions	(3,000,071)	(47,746)
Options assigned	(37)	(10,860)
Options expired	(4,100,226)	(122,291)
Options outstanding, December 31, 2007	9,000,022	$110,364

(b) Forward foreign currency contracts outstanding at December 31, 2007:

	Notional Amount (000)		U.S.$ Value Origination Date	U.S.$ Value December 31, 2007	Unrealized Appreciation (Depreciation)

Purchased:
Brazilian Real, settling 7/2/08	BRL	2,967	$1,472,110	$1,622,723	$150,613
Indian Rupee, settling 5/12/08	INR	6,622	156,739	167,046	10,307
Indonesian Rupiah, settling 5/27/08	IDR	617,400	70,000	64,982	(5,018)
Kuwaiti Dinar, settling 5/27/08	KWD	3	9,883	9,936	53
Malaysian Ringgit, settling 5/21/08	MYR	341	103,000	103,385	385
Mexican Peso, settling 3/13/08	MXN	1,115	101,448	101,684	236
Mexican Peso, settling 7/10/08	MXN	191	17,060	17,214	154
Philippines Peso, settling 5/19/08	PHP	1,520	33,000	36,648	3,648

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(3)  Investments in Securities (continued)

	Notional Amount (000)		U.S.$ Value Origination Date	U.S.$ Value December 31, 2007	Unrealized Appreciation (Depreciation)

Polish Zloty, settling 3/13/08	PLN	8	$3,198	$3,248	$50
Polish Zloty, settling 7/10/08	PLN	308	112,017	124,253	12,236
Russian Ruble, settling 1/11/08	RUB	5,564	216,202	226,747	10,545
Russian Ruble, settling 11/19/08	RUB	98	3,951	3,954	3
Saudi Riyal, settling 5/27/08	SAR	36	9,791	9,744	(47)
Singapore Dollar, settling 2/20/08	SGD	10	6,999	6,972	(27)
Singapore Dollar, settling 5/22/08	SGD	167	111,662	116,764	5,102
South African Rand, settling 7/10/08	ZAR	48	7,090	6,769	(321)
South Korean Won, settling 1/30/08	KRW	26,925	29,433	28,834	(599)
South Korean Won, settling 5/30/08	KRW	6,347	7,037	6,829	(208)
South Korean Won, settling 8/4/08	KRW	74,736	80,859	80,495	(364)
United Arab Emirates Dirham, settling 5/27/08	AED	36	9,918	9,900	(18)

Sold:
Brazilian Real, settling 7/2/08	BRL	215	120,000	117,477	2,523
Euro, settling 1/17/08	EUR	39	57,128	57,038	90
Great Britain Pound, settling 1/31/08	GBP	234	471,350	465,386	5,964
Japanese Yen, settling 2/7/08	JPY	262,179	2,361,994	2,356,718	5,276
Mexican Peso, settling 3/13/08	MXN	328	29,705	29,942	(237)
Mexican Peso, settling 7/10/08	MXN	792	71,000	71,451	(451)
Polish Zloty, settling 3/13/08	PLN	8	3,200	3,248	(48)
Polish Zloty, settling 7/10/08	PLN	308	122,948	124,254	(1,306)
Russian Ruble, settling 1/11/08	RUB	5,564	216,687	226,746	(10,059)
					$188,482

(c) Interest rate swap agreements outstanding at December 31, 2007:

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America		$500	6/18/10	3-Month USD-LIBOR	4.00%	$ 3,327
Bank of America		$300	6/18/13	3-Month USD-LIBOR	4.00%	3,731
Barclays Bank		£700	12/20/08	6-Month GBP-LIBOR	6.00%	3,258
Barclays Bank		£400	3/20/09	6-Month GBP-LIBOR	6.00%	2,406
Barclays Bank		£400	6/15/09	6-Month GBP-LIBOR	5.00%	6,972
Barclays Bank	BRL	298	1/4/10	BRL - CDI-Compounded	11.36%	(3,388)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(3)  Investments in Securities (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Barclays Bank		$200	6/18/38	3-Month USD-LIBOR	5.00%	$830
BNP Paribas Bank		€600	10/15/10	5-Year French CPI (Ex-Tobacco Daily Reference Index)	2.09%	4,102
Citibank N.A.		$300	6/18/13	3-Month USD-LIBOR	4.00%	3,811
Citigroup	MXN	300	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(648)
Credit Suisse First Boston		£100	6/15/09	6-Month GBP-LIBOR	5.00%	1,088
Deutsche Bank		£400	12/20/08	6-Month GBP-LIBOR	6.00%	1,633
Deutsche Bank		€800	12/19/09	6-Month EUR-LIBOR	5.00%	5,674
Deutsche Bank		£200	12/15/36	4.00%	6-Month GBP-LIBOR	(12,048)
Goldman Sachs		€300	3/20/09	6-Month EUR-LIBOR	4.00%	(1,551)
Goldman Sachs		£800	6/15/09	6-Month GBP-LIBOR	5.00%	8,082
Goldman Sachs		£1,900	6/19/09	6-Month GBP-LIBOR	6.00%	41,790
Goldman Sachs	BRL	74	1/4/10	BRL-CDI-Compounded	11.465%	(734)
Goldman Sachs		€100	3/30/12	5-Year French CPI (Ex-Tobacco Daily Reference Index)	1.96%	(1,834)
Goldman Sachs	MXN	1,300	4/3/12	28-Day Mexico Interbank TIIE Banxico	7.78%	(2,315)
Goldman Sachs		£100	12/15/36	5.50%	6-Month GBP-LIBOR	(11,206)
HSBC		£100	12/15/36	4.00%	6-Month GBP-LIBOR	8,731
Lehman Brothers		£800	9/20/09	6-Month GBP-LIBOR	4.50%	(28,135)
Merrill Lynch	BRL	223	1/4/10	BRL-CDI-Compounded	11.43%	(2,319)
Merrill Lynch	BRL	137	1/4/10	BRL-CDI-Compounded	12.948%	1,273
Merrill Lynch		$500	6/18/10	3-Month USD-LIBOR	4.00%	2,443
Merrill Lynch		£200	12/15/35	4.00%	6-Month GBP-LIBOR	14,991
Merrill Lynch	BRL	244	1/2/12	BRL-CDI-Compounded	11.98%	(4,849)
Morgan Stanley	BRL	277	1/4/10	BRL-CDI-Compounded	12.78%	1,623
Morgan Stanley		€200	3/19/10	6-month EUR-LIBOR	4.50%	259
Royal Bank of Scotland		£400	3/20/09	6-Month GBP-LIBOR	6.00%	2,206
Royal Bank of Scotland		$200	6/18/10	3-Month USD-LIBOR	4.00%	1,268
Royal Bank of Scotland		€100	3/28/12	6-month EUR-LIBOR	1.955%	(1,810)
Royal Bank of Scotland		$300	6/18/13	3-Month USD-LIBOR	4.00%	3,854

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(3)  Investments in Securities (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland		£100	12/15/36	4.00%	6-Month GBP-LIBOR	$140
UBS	AUD	1,500	9/15/09	3-Month Australian Bank Bill	7.00%	(8,199)
UBS	BRL	400	1/2/12	BRL - CDI-Compounded	10.575%	(5,992)
						$ 38,464

CDI - Inter-bank Deposit Certificate

CPI - Consumer Price Index

LIBOR - London Inter-bank Offered Rate

TIIE - Inter-bank Equilibrium Interest Rate

(d) Credit default swap contracts outstanding at December 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America GMAC	$1,000	9/20/08	1.00%	$(47,779)
Barclays Bank GECC	500	3/20/11	0.62%	562
GECC	400	12/20/12	0.64%	24
Pemex	1,000	7/20/11	0.83%	9,117
Citibank N.A. Dow Jones CDX High Yield	500	6/20/12	2.144%	(7,033)
Goldman Sachs Anadarko Petroleum	100	3/20/08	0.15%	9
Morgan Stanley Russian Federation	100	6/20/08	0.245%	(127)
				$(45,227)

(e) Futures contracts outstanding at December 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Euribor Future, March 2008	8	$ 944	3/19/08	$ 4,753
	Euribor Future, December 2008	12	1,427	12/17/08	37,473
	Euribor Future, March 2009	18	2,143	3/18/09	53,025
	Euribor Future, June 2009	6	714	6/17/09	18,015
	Financial Future British Pound - 90 day, June 2008	38	4,500	6/30/08	42,126
	Financial Future British Pound - 90 day, September 2008	27	3,205	9/30/08	60,713
	Financial Future Euro - 90 day	51	12,273	6/16/08	129,675
	Financial Future Euro - 90 day	10	2,413	9/15/08	37,825

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(3)  Investments in Securities (continued)

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
	Financial Future Euro - 90 day	50	$12,079	12/15/08	$188,800
	Financial Future Euro - 90 day	9	2,174	3/16/09	27,263
	Financial Future Euro - 90 day	2	483	6/15/09	5,013
	Financial Future Euro - 90 day	2	482	9/14/09	4,712
	U.S. Treasury Notes 10 yr. Futures	6	680	3/19/08	4,312
Short:	U.S. Treasury Notes 2 yr. Futures	(7)	(1,472)	3/31/08	(6,516)
	U.S. Treasury Notes 5 yr. Futures	(15)	(1,654)	3/31/08	(11,133)
					$596,056

AED - United Arab Emirates Dirham	KWD - Kuwaiti Dinar
AUD - Australian Dollar	MXN- Mexican Peso
BRL- Brazilian Real	MYR - Malaysian Ringgit
EUR/€- Euros	PHP- Philippines Peso
GBP/£ - British Pound	PLN- Polish Zloty
IDR - Indonesian Rupiah	RUB- Russian Ruble
INR- Indian Rupee	SAR - Saudi Riyal
JPY/¥ - Japanese Yen	SGD- Singapore Dollar
KRW- South Korean Won	ZAR - South African Rand

(4)  Income Tax Information

The tax character of dividends and distributions paid during the years ended December 31 were:

	2007	2006
Ordinary Income	$11,459,980	$16,797,221
Long-term capital gains	11,475,247	23,159,826

At December 31, 2007, tax basis distributable earnings of $19,359,920 was comprised of $6,169,166 of ordinary income and $13,190,754 of long-term capital gains.

For the year ended December 31, 2007, permanent “book-tax” differences were primarily attributable to the differing treatment of foreign currency transactions, swap payments and paydowns. These adjustments were to increase undistributed net investment income by $1,485,958, increase paid-in-capital by $77, and decrease accumulated realized gains by $1,486,035.

The cost basis of portfolio securities for federal income tax purposes is $213,270,764 Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $22,664,073, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $14,192,641, net unrealized appreciation for federal income tax purposes is $8,471,432.

In accordance with U.S. Treasury regulations, the Fund elected to defer realized currency losses of $38,448 arising after October 31, 2007. Such losses are treated for tax purposes as arising on January 1, 2008.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(5) Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Managed Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Managed Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Managed Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 27, 2008

Premier VIT
OpCap Managed Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $2.0326 per share and long-term capital gains of $2.03531 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex and The Korea Fund, Inc.; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 funds in the Fund Complex. Formerly Accounting Manager Prudential Investments (2002-2005).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President, Chief Legal Officer-U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of 74 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Fixed Income Sub-Adviser

Pacific Investment Management Co. LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Mid Cap Portfolio

Annual Report
December 31, 2007

2007 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Mid Cap Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

•

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for energy, industrials and materials stocks. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small cap group. Weakness in financials and consumer discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

•

Stock selection decisions in the energy sector benefited returns, as share values rose in tandem with record prices in crude oil. National-Oilwell Varco was a strong performer for the Portfolio as shares almost tripled in value during the year. Orders for drilling rigs were up and the company’s year-end acquisition of Grant Prideco, a global supplier of drill bits, pipes and specialty tools, broadens its range of products and services.

•

Stock selections in the materials sector boosted relative returns for the year. Mosaic, one of the world’s largest processors of phosphate and potash crop nutrients, was up markedly in 2007, benefiting from the rising demand for corn-based ethanol. Shares of the largest North American iron ore producer, Cleveland Cliffs, more than doubled during the period. The company purchased key strategic coal and iron ore properties during the year. The stock rallied with the acquisitions and rising ore prices.

•

The financials sector was hard hit by concerns about subprime mortgages, the falling housing industry and general credit tightening. Shares of lender CIT Group weakened in that environment on analyst fears that the company’s loan portfolio held greater default risk than had been believed previously. Shares of bond insurer MBIA fell over concerns about the company’s potential exposure to claims on the defaults of mortgage-backed bonds.

•

The industrials sector underperformed during the year. The Portfolio’s holding in the world-leading, on-line job search site Monster declined early in the period when the company advised that revenue would fall short of guidance. Shares continued to drop throughout the year on concerns about management and a slowing economy that would result in fewer job postings.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	5 year*	Inception*† (2/9/98)
OpCap Mid Cap Portfolio	7.23%	17.36%	12.89%
S&P 400 Mid-Cap	7.98%	16.20%	11.51%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assume reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

†  The Portfolio commenced operations on 2/9/98. Index comparisons commenced on 1/31/98.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$ 985.40	$4.85
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.32	$4.94

Expenses are equal to the Portfolio’s annualized expense ratio of 0.99%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/07
(% of net assets)

Oil & Gas	8.8%
Utilities	8.0%
Drugs & Medical Products	7.5%
Retail	6.8%
Financial Services	6.6%
U.S. Government Agency Securities	6.2%
Semi-conductors	5.9%
Insurance	5.6%
Real Estate (REIT)	5.0%
Electronics	4.9%

Growth of $10,000

2007 Annual Report

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK — 93.4%
	Advertising — 2.6%
17,400	Lamar Advertising Co.	$836,418
19,351	WPP Group PLC ADR	1,244,076
		2,080,494

	Aerospace/Defense — 1.9%
12,200	Goodrich Corp.	861,442
19,600	Spirit Aerosystems Holdings, Inc. (a)	676,200
		1,537,642

	Airlines — 1.0%
34,200	Continental Airlines, Inc. (a)	760,950

	Apparel & Textiles — 2.5%
18,100	Polo Ralph Lauren Corp.	1,118,399
34,700	Wolverine World Wide, Inc.	850,844
		1,969,243

	Building/Construction — 1.5%
93,300	D.R. Horton, Inc.	1,228,761

	Chemicals — 2.8%
19,200	Cytec Industries, Inc.	1,182,336
11,500	Mosaic Co. (a)	1,084,910
		2,267,246

	Commercial Services — 1.8%
21,800	ChoicePoint, Inc. (a)	793,956
15,200	Weight Watchers International, Inc.	686,736
		1,480,692

	Consumer Services — 2.1%
52,700	Monster Worldwide, Inc. (a)	1,707,480

	Diversified Manufacturing — 1.0%
12,300	Terex Corp. (a)	806,511

	Drugs & Medical Products — 7.5%
17,800	Forest Laboratories, Inc. (a)	648,810
43,862	Pharmaceutical Product Development, Inc.	1,770,709
25,700	Sepracor, Inc. (a)	674,625
33,400	Theravance, Inc. (a)	651,300
23,200	United Therapeutics Corp. (a)	2,265,480
		6,010,924

	Electronics — 4.9%
22,500	Ametek, Inc.	1,053,900
44,300	Amphenol Corp.	2,054,191
55,900	Jabil Circuit, Inc.	853,593
		3,961,684

	Financial Services — 5.7%
63,900	CIT Group, Inc.	1,535,517
81,200	Countrywide Financial Corp.	725,928
117,300	E*Trade Financial Corp. (a)	416,415
25,100	Lazard Ltd.	1,021,068
29,600	Prosperity Bancshares, Inc.	869,944
		4,568,872

	Food & Beverage — 0.7%
20,400	Smithfield Foods, Inc. (a)	589,968

	Healthcare & Hospitals — 3.2%
20,500	Coventry Health Care, Inc. (a)	1,214,625
28,500	Health Net, Inc. (a)	1,376,550
		2,591,175

	Insurance — 5.6%
26,400	Assurant, Inc.	1,766,160
24,900	Platinum Underwriters Holdings Ltd.	885,444
63,100	PMI Group, Inc.	837,968
19,600	Stancorp Financial Group, Inc.	987,448
		4,477,020

	Machinery — 1.8%
21,400	Joy Global, Inc.	1,408,548

	Materials & Processing — 3.1%
13,300	Cleveland-Cliffs, Inc.	1,340,640
19,700	Nucor Corp.	1,166,634
		2,507,274

	Multi-Media — 1.5%
28,000	McGraw-Hill Cos., Inc.	1,226,680

	Oil & Gas — 8.8%
26,300	FMC Technologies, Inc. (a)	1,491,210
12,900	Hess Corp.	1,301,094
14,500	National-Oilwell Varco, Inc. (a)	1,065,170
46,200	Range Resources Corp.	2,372,832
29,400	Vectren Corp.	852,894
		7,083,200

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Shares			Value
	Real Estate (REIT) — 5.0%
17,900	AMB Property Corp.		$1,030,324
75,300	Annaly Mortgage Management, Inc.		1,368,954
50,500	Nationwide Health Properties, Inc.		1,584,185
			3,983,463

	Retail — 6.8%
16,100	Advance Auto Parts, Inc.		611,639
29,900	Cheesecake Factory, Inc. (a)		708,929
15,500	Loews Corp.-Carolina Group		1,322,150
28,800	Nordstrom, Inc.		1,057,824
15,700	PetSmart, Inc.		369,421
36,200	SuperValu, Inc.		1,358,224
			5,428,187

	Semi-conductors — 5.9%
51,344	ASML Holding NV (a)		1,606,554
40,297	KLA-Tencor Corp.		1,940,703
110,500	Teradyne, Inc. (a)		1,142,570
			4,689,827

	Technology — 2.6%
20,700	Hubbell, Inc.		1,068,120
37,500	Molex, Inc.		985,125
			2,053,245

	Telecommunications — 2.0%
33,100	NII Holdings, Inc. (a)		1,599,392

	Transportation — 1.9%
76,100	UTI Worldwide, Inc.		1,491,560

	Trucks & Trailers — 1.2%
20,400	Oshkosh Truck Corp.		964,104

	Utilities — 8.0%
11,642	Constellation Energy Group, Inc.		1,193,654
29,700	DPL, Inc.		880,605
99,000	Dynegy, Inc., Class A (a)		706,860
22,400	Mirant Corp. (a)		873,152
39,100	NRG Energy, Inc. (a)		1,694,594
24,953	SCANA Corp.		1,051,769
			6,400,634
	Total Common Stock (cost-$73,630,995)		$74,874,776

	EXCHANGE-TRADED FUND — 0.9%
	Financial Services — 0.9%
10,400	KBW Capital Markets (cost-$687,314)		698,568

Principal Amount (000s)
	SHORT-TERM INVESTMENTS — 6.3%
	U.S. Government Agency Securities — 6.2%
$5,000	Federal Home Loan Bank, 3.25%, 1/2/08 (cost-$4,999,549)		4,999,549

	Repurchase Agreement — 0.1%
67	State Street Bank & Trust Co., dated 12/31/07, 3.90%, due 1/2/08, proceeds $67,015; collateralized by Fannie Mae, 5.57% due 6/30/28, valued at $68,688 including accrued interest (cost-$67,000)		67,000
	Total Short Term Investments (cost-$5,066,549)		5,066,549
	Total Investments (cost-$79,384,858)	100.6%	80,639,893
	Liabilities in excess of other assets	(0.6)	(455,489)
	Net Assets	100.0%	$80,184,404

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$79,384,858)	$80,639,893
Cash	462
Receivable for shares of beneficial interest sold	980,262
Dividends receivable	96,039
Prepaid expenses	929
Total Assets	81,717,585

Liabilities:
Payable for shares of beneficial interest redeemed	810,826
Payable for investments purchased	634,717
Investment advisory fees payable	56,701
Deferred trustees’ retirement plan expense	1,723
Accrued expenses	29,214
Total Liabilities	1,533,181
Net Assets	$80,184,404

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$49,474
Paid-in-capital in excess of par	72,232,429
Undistributed net investment income	319,534
Accumulated net realized gain	6,327,932
Net unrealized appreciation of investments	1,255,035
Net Assets	$80,184,404
Shares outstanding	4,947,380
Net asset value, offering price and redemption price per share	$16.21

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Dividends	$902,633
Interest	197,780
Total investment income	1,100,413

Expenses:
Investment advisory fees	609,265
Custodian fees	52,846
Shareholder communications	23,408
Audit and tax services	22,321
Trustees’ fees and expenses	20,454
Transfer agent fees	13,464
Legal fees	6,801
Insurance expense	1,477
Miscellaneous	1,784
Total expenses	751,820
Less: custody credits earned on cash balances	(838)
Net expenses	750,982
Net investment income	349,431

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,807,795
Options written	(77,401)
Foreign currency transactions	(44)
Net change in unrealized appreciation/depreciation of:
Investments	(1,984,450)
Foreign currency transactions	46
Net realized and change in unrealized gain on investments, options written and foreign currency transactions	4,745,946
Net increase in net assets resulting from investment operations	$5,095,377

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
Investment Operations:
Net investment income	$349,431	$115,759
Net realized gain on investments, options written and foreign currency transactions	6,730,350	1,690,746
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(1,984,404)	1,071,926
Net increase in net assets resulting from investment operations	5,095,377	2,878,431

Dividends and Distributions to Shareholders from:
Net investment income	(113,278)	—
Net realized gains	(2,096,125)	(1,380,785)
Total dividends and distributions to shareholders	(2,209,403)	(1,380,785)

Share Transactions:
Net proceeds from the sale of shares	69,577,400	65,793,562
Reinvestment of dividends and distributions	2,209,403	1,380,785
Cost of shares redeemed	(63,634,569)	(9,474,731)
Net increase in net assets from share transactions	8,152,234	57,699,616
Total increase in net assets	11,038,208	59,197,262

Net Assets:
Beginning of year	69,146,196	9,948,934
End of year (including undistributed net investment income of $319,534 and $109,933, respectively)	$80,184,404	$69,146,196

Shares Issued and Redeemed:
Issued	4,251,479	4,372,437
Issued in reinvestment of dividends and distributions	133,901	94,769
Redeemed	(3,877,085)	(652,610)
Net increase	508,295	3,814,596

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2007	2006		2005		2004		2003
Net asset value, beginning of year	$15.58	$15.93		$14.29		$14.27		$12.13
Investment Operations:
Net investment income (loss)	0.08	0.03		(0.05)		(0.07)		0.00	*
Net realized and change in unrealized gain on investments and foreign currency transactions	1.06	1.89		2.29		2.78		3.84
Total from investment operations	1.14	1.92		2.24		2.71		3.84
Dividends and Distributions to Shareholders from:
Net investment income	(0.03)	—		—		(0.02)		—
Net realized gains	(0.48)	(2.27)		(0.60)		(2.67)		(1.70)
Total dividends and distributions to shareholders	(0.51)	(2.27)		(0.60)		(2.69)		(1.70)
Net asset value, end of year	$16.21	$15.58		$15.93		$14.29		$14.27
Total Return (1)	7.23%	13.06%		16.18%		19.34%		32.42%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$80,184	$69,146		$9,949		$9,861		$11,635
Ratio of expenses to average net assets (2)	0.99%	1.01	%(3)	1.07	%(3)	1.03	%(3)	1.02	%(3)
Ratio of net investment income to average net assets	0.46%	0.31	%(3)	(0.32	)%(3)	(0.47	)%(3)	0.03	%(3)
Portfolio Turnover	140%	100%		66%		60%		81%

*	Less than $0.005 per share
(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(J) in Notes to Financial Statements).
(3)

During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.03% and 0.29%, respectively, for the year ended December 31, 2006; 1.54% and (0.79)%, respectively for the year ended December 31, 2005; 1.30% and (0.74)%, respectively for the year ended December 31, 2004; 1.26% and (0.22)%, respectively for the year ended December 31, 2003.

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio (the “Portfolio”), OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. The OpCap Global Equity Portfolio and OpCap Renaissance Portfolio were liquidated subsequent to year end on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s investment objective is long-term capital appreciation. The Portfolio seeks to achieve it’s objective by investing at least 80% in equity securities of companies with market capitalization between $500 million and $10 billion at the time of purchase which the Investment Adviser believes are under valued in the market place.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized depreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Option Transactions

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(F)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(G)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

(H)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to all applicable portfolios of the Trust or on another reasonable basis.

(I)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2007, the Portfolio’s payable in connection with the Plan was $1,723, of which $1,880 was accrued during the year ended December 31, 2007.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(J)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At December 31, 2007, 91.5% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3)  Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term securities, aggregated $107,989,045 and $102,151,307, respectively.

(a) Transactions in options written for the year ended December 31, 2007:

	Contracts	Premiums
Options outstanding, December 31, 2006	—	$—
Options written	150	43,799
Options terminated in closing purchase transactions	(150)	(43,799)
Options outstanding, December 31, 2007	—	$—

(4)  Income Taxes

The tax character of dividends paid during the years ended December 31 were:

	2007	2006
Ordinary Income	$420,614	$393,485
Long-term capital gains	1,788,789	987,300

At December 31, 2007, tax basis distributable earnings of $7,709,797 was comprised of $7,092,600 of ordinary income and $617,197 of long-term capital gains.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(4)  Income Taxes (continued)

For the year ended December 31, 2007, permanent differences were primarily attributable to the differing treatment of foreign currency transactions and investments in real estate reinvestment trusts. These adjustments were to decrease undistributed net investment income and increase accumulated realized gains by $26,552.

The cost basis of portfolio securities for federal income tax purposes is $80,225,697. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $7,168,964; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,754,768; net unrealized appreciation for federal income tax purposes is $414,196.

In accordance with U.S. Treasury regulations, the Fund elected to defer realized capital losses of $228,721 arising after October 31, 2007. Such losses are treated for tax purposes as arising on December 1, 2008.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Mid Cap Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Mid Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Mid Cap Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2008

Premier VIT
OpCap Mid Cap Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $0.09628 per share and long-term capital gains of $0.40947 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth;
Length of Service; Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complex Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 6 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 6 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 6 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Portfolio, Date of Birth;
Length of Service; Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complex Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 6 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (successor to Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 6 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Trustee of 6 funds in the Fund Complex and The Korea Fund, Inc.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 funds in the Fund Complex. Formerly Accounting Manager Prudential Investments (2002-2005).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President, Chief Legal Officer-U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of 74 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex; Manager — IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer, Principal Financial & Financial Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Renaissance Portfolio

Annual Report
December 31, 2007

2007 ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Renaissance Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

•

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for energy, industrials and materials stocks. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small cap group. Weakness in financials and consumer discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

•

Stock selection decisions in the energy sector benefited returns relative to the benchmark. FMC Technologies, a leading equipment maker for the oil industry, rose on the strength of its new contracts. The company’s steady climb in share value gained momentum in August, on the generally favorable outlook for oil machinery suppliers. National Oilwell Varco was a strong performer as shares almost tripled in value during the year. Orders for drilling rigs were up and the company’s year-end acquisition of Grant Prideco, a global supplier of drill bits, pipes and specialty tools, broadens its range of products and services.

•

Stock selection decisions in industrials companies contributed to relative performance. Shares of Goodrich rose steadily during the period as its business supplying aerospace and defense industries benefited from growing commercial airline traffic, increased defense spending and aging equipment. Airlines worldwide are expanding fleets and carrying out delayed refurbishment programs.

•

In financials, shares of specialty insurance company Assurant boosted returns for the period. The company sells policies indemnifying holders from fire risks and other hazards and also sells other types of specialty policies. Assurant reported rising profits in the quarter as more mortgage lenders bought homeowners insurance policies protecting their interests in clients’ houses.

•

Stock selection decisions in consumer discretionary companies detracted from performance relative to the benchmark. Shares of the discount retail chain Family Dollar Stores fell in an environment of increased competition and slack demand. Consumers have been increasingly pressured to curb discretionary spending because of the combination of the housing slump, high food and gas prices and widening credit problems.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	5 year	Inception*† (7/10/02)
OpCap Renaissance Portfolio	6.32%	15.74%	11.50%
Russell Midcap Value Index	(1.42)%	17.92%	13.46%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio began operations on 7/10/02. Index comparisons began on 6/30/02.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$ 985.40	$5.00
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/07
(% of net assets)

Utilities	14.7%
Financial Services	9.9%
Real Estate (REIT)	9.6%
Insurance	7.4%
Aerospace/Defense	6.3%
Oil & Gas	5.9%
Healthcare & Hospitals	4.3%
Banking	3.4%
Semi-conductors	3.4%
Materials & Processing	3.2%

Growth of $10,000

2007 Annual Report

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK — 98.1%
	Aerospace/Defense — 6.3%
5,450	Goodrich Corp.	$384,824
3,700	Raytheon Co.	224,590
		609,414

	Automotive — 0.4%
5,500	Ford Motor Co. (a)	37,015

	Banking — 3.4%
2,850	PNC Financial Services Group, Inc.	187,102
5,050	Prosperity Bancshares, Inc.	148,420
		335,522

	Building/Construction — 2.7%
2,800	Centex Corp.	70,728
4,550	D.R. Horton, Inc.	59,924
850	Foster Wheeler Ltd. (a)	131,767
		262,419

	Capital Goods — 1.0%
3,400	Goodyear Tire & Rubber Co. (a)	95,948

	Chemicals — 2.1%
1,650	Cytec Industries, Inc.	101,607
1,075	Mosaic Co. (a)	101,415
		203,022

	Commercial Services — 2.9%
4,000	ChoicePoint, Inc. (a)	145,680
7,550	H&R Block, Inc.	140,204
		285,884

	Consumer Discretionary — 1.0%
5,100	Family Dollar Stores, Inc.	98,073

	Consumer Staples — 3.1%
1,100	JM Smucker Co.	56,584
1,750	Loews Corp.-Carolina Group	149,275
2,500	SuperValu, Inc.	93,800
		299,659

	Diversified Manufacturing — 0.9%
1,400	Terex Corp. (a)	91,798

	Entertainment — 0.6%
3,400	Brunswick Corp.	57,970

	Financial Services — 9.9%
4,381	Bank of New York Mellon Corp.	213,618
6,400	CIT Group, Inc.	153,792
10,600	Countrywide Financial Corp.	94,764
2,100	Lazard Ltd., Class A	85,428
2,850	Lehman Brothers Holdings, Inc.	186,504
4,300	MBIA, Inc.	80,109
2,850	National City Corp.	46,911
2,050	Zions Bancorporation	95,714
		956,840

	Food — 1.4%
4,850	Smithfield Foods, Inc. (a)	140,262

	Healthcare & Hospitals — 4.3%
1,550	Coventry Health Care, Inc. (a)	91,838
2,050	Forest Laboratories, Inc. (a)	74,722
3,500	Health Net, Inc. (a)	169,050
3,000	Sepracor, Inc. (a)	78,750
		414,360

	Household Products — 1.4%
2,100	Clorox Co.	136,857

	Industrial/Defense — 1.5%
3,200	Oshkosh Truck Corp.	151,232

	Insurance — 7.4%
3,950	Assurant, Inc.	264,255
1,450	PartnerRe Ltd.	119,668
4,450	Platinum Underwriters Holdings Ltd.	158,242
2,650	Reinsurance Group of America, Inc.	139,072
750	Stancorp Financial Group, Inc.	37,785
		719,022

	Machinery — 1.4%
2,050	Joy Global, Inc.	134,931

	Materials & Processing — 3.2%
990	Cleveland-Cliffs, Inc.	99,792
3,600	Companhia Vale do Rio Doce ADR	117,612
1,600	Nucor Corp.	94,752
		312,156

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Shares			Value
	COMMON STOCK (continued)
	Oil & Gas — 5.9%
1,700	ConocoPhillips		$150,110
2,250	FMC Technologies, Inc. (a)		127,575
1,900	Hess Corp.		191,634
1,350	National-Oilwell Varco, Inc. (a)		99,171
			568,490

	Paper/Paper Products — 1.0%
8,850	Smurfit-Stone Container Corp. (a)		93,456

	Real Estate (REIT) — 9.6%
4,650	AMB Property Corp.		267,654
9,700	Annaly Capital Management, Inc.		176,346
6,050	CapitalSource, Inc.		106,420
2,200	CBL & Associates Properties, Inc.		52,602
4,500	Douglas Emmett, Inc.		101,745
7,150	Nationwide Health Properties, Inc.		224,296
			929,063

	Retail — 2.2%
2,950	Advance Auto Parts, Inc.		112,070
2,050	PetSmart, Inc.		48,236
1,750	TJX Cos., Inc.		50,278
			210,584

	Semi-conductors — 3.4%
2,888	ASML Holding NV (a)		90,366
4,150	Fairchild Semi-conductor International, Inc. (a)		59,884
1,650	KLA-Tencor Corp.		79,464
9,750	Teradyne, Inc. (a)		100,815
			330,529

	Technology — 2.8%
3,900	EMC Corp. (a)		72,267
1,400	Hubbell, Inc., Class B		72,240
4,900	Molex, Inc., Class A		128,723
			273,230

	Telecommunications — 2.8%
3,050	NII Holdings, Inc., (a)		147,376
9,300	Sprint Nextel Corp.		122,109
			269,485

	Transportation — 0.8%
3,900	UTI Worldwide, Inc.		76,440

	Utilities — 14.7%
3,450	American Electric Power Co., Inc.		160,632
1,700	Constellation Energy Group, Inc.		174,301
4,700	DPL, Inc.		139,355
4,050	Duke Energy Corp.		81,688
1,500	Entergy Corp.		179,280
2,700	Mirant Corp. (a)		105,246
1,600	PG&E Corp.		68,944
3,250	SCANA Corp.		136,987
5,850	Southern Co.		226,688
5,350	Vectren Corp.		155,204
			1,428,325
	Total Common Stock (cost-$9,658,121)		9,521,986

	FOREIGN COMMON STOCK — 1.6%
	United Kingdom — 1.6%
	Advertising — 1.6%
11,800	WPP Group plc (cost-$168,745)		151,171
	Total Investments (cost-$9,826,866) (b)	99.7%	9,673,157
	Other assets less liabilities	0.3	30,060
	Net Assets	100.0%	$9,703,217

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)

Securities with an aggregate value of $151,171, representing 1.6% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor as described in Note 1(a) in the Notes to Financial Statements.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$9,826,866)	$9,673,157
Receivable for investments sold	161,351
Dividends receivable	20,079
Receivable due from Investment Adviser	887
Prepaid expenses	489
Total Assets	9,855,963

Liabilities:
Payable to custodian for cash overdraft	82,878
Payable for shares of beneficial interest redeemed	18,278
Payable for investments purchased	5,563
Deferred trustees’ retirement plan expense	3,570
Accrued expenses	42,457
Total Liabilities	152,746
Net Assets	$9,703,217

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$6,562
Paid-in-capital in excess of par	6,429,963
Undistributed net investment income	106,609
Accumulated net realized gain on investments	3,313,792
Net unrealized depreciation of investments	(153,709)
Net Assets	$9,703,217
Shares outstanding	656,212
Net asset value, offering price and redemption price per share	$14.79

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Dividends (net of foreign withholding taxes of $234)	$344,318
Interest	26,397
Total investment income	370,715

Expenses:
Investment advisory fees	204,981
Custodian fees	62,182
Shareholder communications	32,346
Audit and tax services	23,210
Trustees’ fees and expenses	10,590
Transfer agent fees	9,660
Legal fees	5,540
Insurance expense	1,203
Miscellaneous	3,929
Total expenses	353,641
Less: investment advisory fees waived	(96,447)
custody credits earned on cash balances	(968)
Net expenses	256,226
Net investment income	114,489

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,382,117
Foreign currency transactions	(1,438)
Net change in unrealized appreciation/depreciation of:
Investments	(2,294,213)
Foreign currency transactions	(113)
Net realized and change in unrealized gain on investments and foreign currency transactions	1,086,353
Net increase in net assets resulting from investment operations	$1,200,842

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
Investment Operations:
Net investment income	$114,489	$238,640
Net realized gain on investments and foreign currency transactions	3,380,679	3,291,790
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(2,294,326)	31,089
Net increase in net assets resulting from investment operations	1,200,842	3,561,519

Dividends and Distributions to Shareholders from:
Net investment income	(232,807)	(77,189)
Net realized gains	(2,990,645)	—
Total dividends and distributions to shareholders	(3,223,452)	(77,189)

Share Transactions:
Net proceeds from the sale of shares	4,120,079	7,271,561
Reinvestment of dividends and distributions	3,223,452	77,189
Cost of shares redeemed	(30,643,148)	(10,646,216)
Net decrease in net assets from share transactions	(23,299,617)	(3,297,466)
Total increase (decrease) in net assets	(25,322,227)	186,864

Net Assets:
Beginning of year	35,025,444	34,838,580
End of year (including undistributed net investment income of $106,609 and $230,105, respectively)	$9,703,217	$35,025,444

Shares Issued and Redeemed:
Issued	262,218	495,998
Issued in reinvestment of dividends and distributions	214,611	5,402
Redeemed	(2,095,901)	(741,886)
Net decrease	(1,619,072)	(240,486)

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$15.39	$13.85	$15.25	$13.65	$8.79
Investment Operations:
Net investment income (loss)	0.19	0.10	0.03	(0.02)	0.00 *
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	0.81	1.47	(0.73)	2.29	4.97
Total from investment operations	1.00	1.57	(0.70)	2.27	4.97
Dividends and Distributions to Shareholders from:
Net investment income	(0.12)	(0.03)	—	—	(0.00)*
Net realized gains	(1.48)	—	(0.70)	(0.67)	(0.11)
Total dividends and distributions to shareholders	(1.60)	(0.03)	(0.70)	(0.67)	(0.11)
Net asset value, end of year	$14.79	$15.39	$13.85	$15.25	$13.65
Total Return (1)	6.32%	11.37%	(4.53)%	16.68%	56.53%
Ratios/Supplemental data:
Net assets end of year (000’s)	$9,703	$35,025	$34,839	$39,569	$12,521
Ratio of expenses to average net assets (2)(3)	1.00%	1.02%	1.13%	1.14%	1.08%
Ratio of net investment income (loss) to average net assets (3)	0.45%	0.73%	0.20%	(0.14)%	0.04%
Portfolio turnover	129%	110%	150%	88%	45%

*	Less than $0.005.
(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3)

During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) would have been 1.38% and 0.07%, respectively, for the year ended December 31, 2007; 1.09% and 0.66%, respectively, for the year ended December 31, 2006; 1.15% and 0.18%, respectively, or the year ended December 31, 2005; 1.17% and (0.18)%, respectively, for the year ended December 31, 2004; 1.71% and (0.59)%, respectively, for the year ended December 31, 2003.

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (the “Portfolio”) and OpCap Small Cap Portfolio. The Portfolio and OpCap Global Equity Portfolio were liquidated subsequent to year end on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long-term capital appreciation and income by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Portfolio invests a portion of its assets in income-producing stocks.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE was open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair-value securities using modeling tools provided by a third-party vendor. When fair-valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair-value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair-value estimates. Fair-value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transaction and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(H)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2007, the Portfolio’s payable in connection with the Plan was $3,570, of which $1,049 was accrued during the year ended December 31, 2007.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser has contractually agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(3)  Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term securities, aggregated $31,959,612 and $57,563,847, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2007	2006
Ordinary Income	$1,335,137	$77,189
Long-term capital gains	1,888,315	—

At December 31, 2007, tax character distributable earnings of $3,780,117 was comprised of $2,296,844 of ordinary income and $1,483,273 of long-term capital gains.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized currency losses of $6, arising after October 31, 2007. Such losses are treated as arising on January 1, 2008.

For the year ended December 31, 2007, permanent differences were primarily attributable to the differing treatment of foreign currencies and a reclassification of distribution from real estate investment trusts and limited partnerships. These adjustments were to decrease undistributed net investment income and increase accumulated net realized gains by $5,178.

The cost basis of portfolio securities for federal income tax purposes is $10,183,006. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $848,207; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,358,056; net unrealized depreciation for federal income tax purposes is $509,849. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(5)  Legal Proceedings (continued)

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

(6)  Subsequent Event—Liquidation of Portfolio

Pursuant to the Plan of Liquidation and Dissolution approved by the Portfolio’s Board of Trustees, on November 20, 2007, the Portfolio liquidated on January 25, 2008.

Premier VIT
OpCap Renaissance Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Renaissance Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Renaissance Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As noted in footnote 6, the portfolio liquidated on January 25, 2008.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2008

Premier VIT
OpCap Renaissance Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $0.66179 per share and long-term capital gains of $0.93598 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 Funds in Fund Complex Trustee of no funds outside of Fund Complex.

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex and The Korea Fund, Inc.; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth: 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 funds in the Fund Complex. Formerly Accounting Manager Prudential Investments (2002-2005).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996-2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager—IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Small Cap Portfolio

Annual Report
December 31, 2007

2007 ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Small Cap Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

•

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for energy, industrials and materials stocks. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small cap group. Weakness in financials and consumer discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

•

The health care sector led both absolute and relative returns for the year. Generic drug maker Perrigo delivered solid performance on strong earnings and an earlier-than-expected launch of its generic heartburn drug Prilosec OTC. The stock was also boosted by FDA approval of is new drug application for over-the-counter allergy pills Cetirizine Hydrochloride Tablets.

•

Shares of industrials company Dynamic Materials climbed through the year on favorable analyst coverage and earnings results that exceeded expectations. The company, which welds metal plates using explosive charges, is the dominant global player in a niche industry with extremely high barriers to entry. Shares of Hexcel Corporation rose with increasing demand for the company’s carbon fiber products by aerospace and other users.

•

While financials stocks showed continuing weakness in the period, the Portfolio’s exposure to the sector contributed positively to performance relative to the benchmark. Shares of Investment Technology Group, a leading provider of technology-based securities trading services and transaction research, rose on announcement of significantly increased revenues and earnings. Its non-U.S. business in Europe, Asia Pacific and Canada reported record revenues.

•

Stock selections in technology detracted from Portfolio performance. Silicon Image, maker of computer chips used for high-definition televisions, suffered from news of a much higher tax rate and softer product pricing. Demand for some products hasn’t met expectations, and the company hasn’t developed new technology as quickly as planned.

•

In the materials sector, shares of A. M. Castle & Co. weakened over the second half of the year as aerospace demand slackened and earnings fell. The company provides highly-engineered specialty metals to industrial companies in a variety of industries.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	5 year*	10 year*
OpCap Small Cap Portfolio	0.58%	15.99%	8.66%
Russell 2000 Index	(1.57)%	16.25%	7.08%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$ 933.80	$4.68
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.37	$4.89

Expenses are equal to the Portfolio’s annualized expense ratio of 0.96%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/07
(% of net assets)

Financial Services	12.3%
Healthcare & Hospitals	7.9%
Commercial Services	7.0%
Technology	6.4%
Insurance	5.8%
Computer Software	5.3%
Consumer Discretionary	4.9%
Telecommunications	4.5%
Retail	4.2%
Real Estate (REIT)	4.0%

Growth of $10,000

2007 Annual Report

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK — 98.7%
	Aerospace/Defense — 2.6%
56,400	AAR Corp. (a)	$2,144,892
28,600	Esterline Technologies Corp. (a)	1,480,050
		3,624,942

	Airlines — 1.6%
114,500	Republic Airways Holdings, Inc. (a)	2,243,055

	Apparel & Textiles — 3.3%
150,700	Iconix Brand Group, Inc. (a)	2,962,762
69,800	Wolverine World Wide, Inc.	1,711,496
		4,674,258

	Capital Goods — 1.2%
176,300	Flow International Corp. (a)	1,643,116

	Commercial Services — 7.0%
53,700	Bright Horizons Family Solutions, Inc. (a)	1,854,798
103,400	Geo Group, Inc. (a)	2,895,200
175,800	Global Cash Access Holdings, Inc. (a)	1,065,348
135,300	H&E Equipment Services, Inc. (a)	2,554,464
16,700	Parexel International Corp. (a)	806,610
33,600	Rollins, Inc.	645,120
		9,821,540

	Computer Services — 1.1%
34,900	CACI International, Inc. (a)	1,562,473

	Computer Software — 5.3%
78,700	Blackbaud, Inc.	2,206,748
387,100	Borland Software Corp. (a)	1,165,171
150,900	Glu Mobile, Inc. (a)	787,698
87,500	Informatica Corp. (a)	1,576,750
60,200	THQ, Inc. (a)	1,697,038
		7,433,405

	Consumer Discretionary — 4.9%
45,500	Dolan Media Co. (a)	1,327,235
142,090	GateHouse Media, Inc.	1,247,550
77,020	Gymboree Corp. (a)	2,346,029
138,500	Maidenform Brands, Inc. (a)	1,873,905
		6,794,719

	Consumer Services — 1.6%
18,200	Kendle International, Inc. (a)	890,344
33,200	Macquarie Infrastructure Co. LLC, UNIT	1,345,596
		2,235,940

	Diversified Manufacturing — 1.1%
64,000	Hexcel Corp. (a)	1,553,920

	Energy — 1.8%
42,100	Berry Petroleum Co.	1,871,345
8,100	Exterran Holdings, Inc. (a)	662,580
		2,533,925

	Financial Services — 12.3%
20,500	Affiliated Managers Group, Inc. (a)	2,407,930
84,500	Boston Private Financial Holdings, Inc.	2,288,260
91,200	Encore Bancshares, Inc. (a)	1,823,088
67,200	Investment Technology Group, Inc. (a)	3,198,048
72,300	Pacific Capital Bancorp	1,455,399
52,300	Prosperity Bancshares, Inc.	1,537,097
100,800	Renasant Corp.	2,174,256
69,600	Signature Bank & Trust (a)	2,349,000
		17,233,078

	Food & Beverage — 2.0%
81,700	Papa John’s International, Inc. (a)	1,854,590
36,400	Performance Food Group Co. (a)	978,068
		2,832,658

	Healthcare & Hospitals — 7.9%
41,800	Abaxis, Inc. (a)	1,498,948
72,900	Immucor, Inc. (a)	2,477,871
112,100	Merit Medical Systems, Inc. (a)	1,558,190
120,200	Power Medical Interventions (a)	1,655,154
61,200	SonoSite, Inc. (a)	2,060,604
100,000	Symmetry Medical, Inc. (a)	1,743,000
		10,993,767

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Shares		Value
	COMMON STOCK (continued)
	Household Products — 1.2%
101,200	Central Garden and Pet Co. (a)	$542,432
47,700	Jarden Corp. (a)	1,126,197
		1,668,629

	Insurance — 5.8%
54,165	Assured Guaranty Ltd.	1,437,539
50,800	Delphi Financial Group, Inc.	1,792,224
64,700	First Mercury Financial Corp. (a)	1,578,680
287,500	RAM Holdings Ltd. (a)	1,420,250
33,600	RLI Corp.	1,908,144
		8,136,837

	Machinery — 1.2%
25,930	Astec Industries, Inc. (a)	964,337
22,000	Columbus McKinnon Corp. (a)	717,640
		1,681,977

	Metal Fabricate/Hardware — 1.2%
62,100	A. M. Castle & Co.	1,688,499

	Metals & Mining — 3.5%
96,789	Claymont Steel Holdings, Inc. (a)	2,260,023
45,100	Dynamic Materials Corp.	2,656,390
		4,916,413

	Multi-Media — 1.5%
143,800	World Wrestling Entertainment, Inc.	2,122,488

	Oil & Gas — 3.6%
113,400	Rosetta Resources, Inc. (a)	2,248,722
93,600	Vectren Corp.	2,715,336
		4,964,058

	Pharmaceuticals — 3.8%
153,600	Perrigo Co.	5,377,536

	Real Estate (REIT) — 4.0%
188,700	Ashford Hospitality Trust, Inc.	1,356,753
61,600	Cousins Properties, Inc.	1,361,360
76,900	Dupont Fabros Technology	1,507,240
134,000	Medical Properties Trust, Inc.	1,365,460
		5,590,813

	Retail — 4.2%
111,400	A.C. Moore Arts & Crafts, Inc. (a)	1,531,750
106,950	Aeropostale, Inc. (a)	2,834,175
159,100	Carrols Restaurant Group, Inc. (a)	1,524,178
		5,890,103

	Semi-conductors — 2.1%
126,900	Fairchild Semiconductor International, Inc. (a)	1,831,167
122,500	Mattson Technology, Inc. (a)	1,048,600
		2,879,767

	Storage/Warehousing — 0.7%
50,100	Mobile Mini, Inc. (a)	928,854

	Technology — 6.4%
115,000	Commvault Systems, Inc. (a)	2,435,700
102,600	Microsemi Corp. (a)	2,271,564
32,700	Orion Energy Systems, Inc. (a)	610,182
63,400	Phase Forward, Inc. (a)	1,378,950
864,000	Quantum Corp. (a)	2,324,160
		9,020,556

	Telecommunications — 4.5%
158,100	Arris Group, Inc. (a)	1,577,838
43,100	Comtech Telecommunications Corp. (a)	2,327,831
151,900	Syniverse Holdings, Inc. (a)	2,366,602
		6,272,271

	Utilities — 1.3%
66,200	Atmos Energy Corp.	1,856,248
	Total Common Stock (cost-$131,442,787)	138,175,845

	EXCHANGE-TRADED FUND — 0.5%
9,200	iShares Russell 2000 Index Fund (cost-$704,708)	698,464

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2007
(continued)

Principal Amount (000s)			Value
	U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
$1,200	Federal Home Loan Bank, 3.25%, 1/2/08 (cost-$1,199,892)		$1,199,892
	Total Investments (cost-$133,347,387)	100.1%	140,074,201
	Liabilities in excess of other assets	(0.1)	(70,285)
	Net Assets	100.0%	$140,003,916

Notes to Schedule of Investments:

(a)    Non-income producing.

Glossary:

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$133,347,387)	$140,074,201
Cash	59,499
Dividends receivable	181,861
Receivable from shares of beneficial interest sold	26,180
Prepaid expenses	11,496
Total Assets	140,353,237

Liabilities:
Deferred trustees’ retirement plan expense	114,873
Investment advisory fees payable	95,935
Payable for shares of beneficial interest redeemed	69,565
Accrued expenses	68,948
Total Liabilities	349,321
Net Assets	$140,003,916

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$47,963
Paid-in-capital in excess of par	109,572,792
Undistributed net investment income	116,204
Accumulated net realized gain on investments	23,540,143
Net unrealized appreciation of investments	6,726,814
Net Assets	$140,003,916
Shares outstanding	4,796,307
Net asset value, offering price and redemption price per share	$29.19

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Dividends	$1,666,345
Interest	135,943
Total investment income	1,802,288

Expenses:
Investment advisory fees	1,307,972
Shareholder communications	55,183
Custodian fees	49,199
Trustees’ fees and expenses	48,181
Audit and tax services	33,694
Transfer agent fees	33,348
Legal fees	20,695
Insurance expense	4,073
Miscellaneous	3,662
Total expenses	1,556,007
Less: custody credits earned on cash balances	(722)
Net expenses	1,555,285
Net investment income	247,003

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	23,542,668
Net change in unrealized appreciation/depreciation of investments	(21,735,614)
Net realized and change in unrealized gain on investments	1,807,054
Net increase in net assets resulting from investment operations	$2,054,057

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
Investment Operations:
Net investment income (loss)	$247,003	$(105,716)
Net realized gain on investments	23,542,668	36,244,865
Net change in unrealized appreciation/depreciation of investments	(21,735,614)	5,154,542
Net increase in net assets resulting from investment operations	2,054,057	41,293,691
Distributions to Shareholders from net realized gains	(36,111,252)	(10,879,114)

Share Transactions:
Net proceeds from the sale of shares	11,025,509	13,490,308
Reinvestment of distributions	36,111,252	10,879,114
Cost of shares redeemed	(48,276,803)	(69,727,418)
Net decrease in net assets from share transactions	(1,140,042)	(45,357,996)
Total decrease in net assets	(35,197,237)	(14,943,419)

Net Assets:
Beginning of year	175,201,153	190,144,572
End of year (including undistributed (dividends in excess of) net investment income of $116,204 and $(103,493), respectively)	$140,003,916	$175,201,153

Shares Issued and Redeemed:
Issued	310,315	401,984
Issued in reinvestment of distributions	1,150,772	329,071
Redeemed	(1,433,167)	(2,042,175)
Net increase (decrease)	27,920	(1,311,120)

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$36.74	$31.28	$36.15	$30.68	$21.52
Investment Operations:
Net investment income (loss)	0.05	(0.03)	(0.12)	(0.11)	0.05
Net realized and change in unrealized gain (loss) on investments	0.74	7.36	(0.13)	5.59	9.12
Total from investment operations	0.79	7.33	(0.25)	5.48	9.17
Dividends and Distributions to Shareholders from:
Net investment income	—	—	—	(0.01)	(0.01)
Net realized gains	(8.34)	(1.87)	(4.62)	—	—
Total dividends and distributions to shareholders	(8.34)	(1.87)	(4.62)	(0.01)	(0.01)
Net asset value, end of year	$29.19	$36.74	$31.28	$36.15	$30.68
Total Return (1)	0.58%	24.08%	0.06%	17.88%	42.65%
Ratios/Supplemental data:
Net assets end of year (000’s)	$140,004	$175,201	$190,145	$275,319	$248,950
Ratio of expenses to average net assets (2)	0.95%	0.93%	0.92%	0.91%	0.93%
Ratio of net investment income (loss) to average net assets	0.15%	(0.06)%	(0.32)%	(0.30)%	0.23%
Portfolio turnover	69%	99%	94%	102%	136%

(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See(1)(G) in Notes to Financial Statements).

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Income Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio (the “Portfolio”). The OpCap Global Equity Portfolio and OpCap Renaissance Portfolio were liquidated subsequent to year end on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at the time of purchase.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolio management determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2007, the Portfolio’s payable in connection with the Plan was $114,873, of which $5,714 was accrued during year ended December 31, 2007.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term securities, aggregated $110,743,269 and $144,470,436, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2007	2006
Ordinary Income	$11,421,403	—
Long-term capital gains	24,689,849	$10,879,114

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2007
(continued)

(4)  Income Tax Information (continued)

At December 31, 2007, tax basis distributable earnings of $24,975,087 was comprised of $7,962,487 of ordinary income and $17,012,600 of long-term capital gains.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $1,043,728 arising after October 31, 2007. Such losses are treated as arising on January 1, 2008.

For the year ended December 31, 2007, the permanent differences were primarily attributable to the reclassification of real estate investment trust distributions. These adjustments were to decrease undistributed net investment income and increase accumulated realized gains by $27,306.

The cost basis of portfolio securities for federal income tax purposes is $133,543,706. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $20,948,323; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $14,417,828; net unrealized appreciation for federal income tax purposes is $6,530,495. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales and reclassification of real estate investment trust distributions.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Small Cap Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Small Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Small Cap Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2008

Premier VIT
OpCap Small Cap Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $2.6390 per share and long-term capital gains of $5.70477 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 6 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 6 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 6 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 6 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (successor to Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 6 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex and The Korea Fund, Inc.; Trustee of 6 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Portfolio, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 funds in the Fund Complex. Formerly Accounting Manager Prudential Investments (2002-2005)

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President, Chief Legal Officer-U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of 74 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

NFJ Dividend Value Portfolio

Annual Report

December 31, 2007

2007 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report of Premier VIT—NFJ Dividend Value Portfolio (the “Portfolio”) for the year ended December 31, 2007.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 Annual Report

2007 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

•

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for energy, industrials and materials stocks. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small cap group. Weakness in financials and consumer discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

•

Stock selection decisions as well as an overweight position in the energy sector helped performance relative to the benchmark as share values rose in tandem with record prices for crude oil. Petrobras, Brazil’s state-run oil firm continued to deliver positive performance, backed by the country’s strong economy and global demand for oil. The company estimated its Tupi Field reserves of 5-8 billion barrels of oil equivalent (BOE). In December, Petrobras hit a new daily domestic oil output record of 2 million barrels per day, the result of six new platforms entering operations in 2007.

•

In consumer staples, returns from grocery and pharmacy retailer SuperValu which the portfolio sold in June benefited from an upswing early in the period after the retailer provided fiscal year earnings guidance in line with Wall Street’s estimates and said its same store sales— or sales at stores open at least a year— would grow between 1% and 2%. Last year’s acquisition of Albertsons vaulted SuperValu among the industry leaders.

•

Stock selection decisions in the financials sector detracted from portfolio performance. Shares of Washington Mutual, a consumer and small business banking company that the portfolio sold at the end of the period, fell with the downturn of the mortgage industry and overall credit tightening. To boost capital, the company reduced its dividend 73%, raised cash by issuing new convertible preferred stock, cut more than 3,000 jobs in its home loans unit and exited the subprime lending business.

•

In the industrials sector, shares of Masco Corporation which the portfolio sold in March weakened during the period along with a slowing of homebuilding activity and a turndown in consumer spending. The company makes home improvement components and building materials, including plumbing fixtures, cabinets and other products sold to hardware stores, home improvement centers and building supply stores.

Total Returns for the periods ended 12/31/07 (*Average Annual Total Return)

	1 year	Inception*† (7/1/03)
NFJ Dividend Value Portfolio	0.81%	15.65%
Russell 1000 Value Index	(0.17)%	13.58%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio began operations on 7/1/03. Index comparisons began on 6/30/03.

Shareholder Expense Example for the period ended 12/31/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$938.50	$4.89
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/07
(excluding short-term investments)
(% of net assets)

Oil & Gas	16.5%
Banking	9.5%
Drugs & Medical Products	8.8%
Telecommunications	6.1%
Insurance	6.0%
Food & Beverage	5.6%
Tobacco	4.0%
Media	3.9%
Utilities	3.7%
Chemicals	3.6%

Growth of $10,000

2007 Annual Report

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2007

Shares		Value
	COMMON STOCK-92.9%
	Apparel-1.8%
850	V. F. Corp.	$58,361

	Banking-9.5%
1,500	Bank of America Corp.	61,890
2,700	KeyCorp	63,315
5,250	Regions Financial Corp.	124,163
1,600	Wachovia Corp.	60,848
		310,216

	Chemicals-3.6%
3,000	Dow Chemical Co.	118,260

	Computer Hardware-1.8%
2,300	Seagate Technology, Inc.	58,650

	Consumer Products-3.5%
900	Kimberly-Clark Corp.	62,406
2,800	Mattel, Inc.	53,312
		115,718

	Drugs & Medical Products-8.8%
2,350	GlaxoSmithKline PLC ADR	118,416
5,400	Pfizer, Inc.	122,742
1,100	Wyeth	48,609
		289,767

	Financial Services-3.2%
1,550	JPMorgan Chase & Co.	67,658
700	Merrill Lynch & Co., Inc.	37,576
		105,234

	Food & Beverage-5.6%
1,200	Anheuser-Busch Companies, Inc.	62,808
1,000	Coca-Cola Co.	61,370
1,776	Kraft Foods, Inc.	57,951
		182,129

	Household Durables-3.2%
800	Black & Decker Corp.	55,720
600	Whirlpool Corp.	48,978
		104,698

	Insurance-6.0%
1,300	Allstate Corp.	67,899
1,100	Lincoln National Corp.	64,042
1,200	Travelers Companies, Inc.	64,560
		196,501

	Machinery-2.0%
900	Caterpillar, Inc.	65,304

	Media-3.9%
2,300	CBS Corp., Class B	62,675
1,700	Gannett Co.	66,300
		128,975

Shares			Value
	COMMON STOCK (continued)
	Metals & Mining-2.0%
1,800	Alcoa, Inc.		$65,790

	Oil & Gas-16.5%
1,000	Anadarko Petroleum Corp.		65,690
750	Chevron Corp.		69,997
800	ConocoPhillips		70,640
300	Diamond Offshore Drilling, Inc.		42,600
100	Halliburton Co.		3,791
1,200	Marathon Oil Corp.		73,032
900	Occidental Petroleum Corp.		69,291
300	Petroleo Brasileiro S.A.		34,572
700	Royal Dutch Shell PLC		58,940
500	Total SA		41,300
80	Transocean, Inc.		11,452
			541,305

	Printing-2.1%
1,800	R.R. Donnelley & Sons Co.		67,932

	Real Estate-2.0%
2,500	Duke Realty Corp., REIT		65,200

	Retail-1.7%
2,100	Home Depot, Inc.		56,574

	Telecommunications-6.1%
1,669	AT&T, Inc.		69,364
1,550	Verizon Communications, Inc.		67,719
4,916	Windstream Corp.		64,006
			201,089

	Tobacco-4.0%
900	Altria Group, Inc.		68,022
950	Reynolds American, Inc.		62,662
			130,684

	Transportation-1.9%
1,200	Norfolk Southern Corp.		60,528

	Utilities-3.7%
1,100	Ameren Corp.		59,631
1,000	Sempra Energy		61,880
			121,511

	Total Common Stock (cost-$2,870,056)		3,044,426

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-6.7%
	Repurchase Agreement-6.7%
$219	State Street Bank & Trust Co., dated 12/31/07, 3.90%, due 1/2/08, proceeds $219,047; collateralized by $185,000 Freddie Mac, 6.00%, 4/16/37, valued at $226,406 including accrued interest (cost-$219,000)		219,000

	Total Investments (cost-$3,089,056)	99.6%	3,263,426
	Other assets less liabilities	0.4	11,762
	Net Assets	100.0%	$3,275,188

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements

ITEM 1. REPORT TO SHAREHOLDERS

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (cost-$3,089,056)	$3,263,426
Cash	670
Receivable for investments sold	53,830
Dividends and interest receivable	11,386
Receivable due from Investment Adviser	9,097
Prepaid expenses	110
Total Assets	3,338,519

Liabilities:
Payable for investments purchased	42,863
Payable for shares of beneficial interest redeemed	2,918
Accrued expenses	17,550
Total Liabilities	63,331

Net Assets	$3,275,188

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$2,535
Paid-in-capital in excess of par	3,143,505
Undistributed net investment income	91
Accumulated net realized loss on investments	(45,313)
Net unrealized appreciation of investments	174,370

Net Assets	$3,275,188

Shares outstanding	253,493

Net asset value, offering price and redemption price per share	$12.92

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Investment Income:
Dividends (net of foreign withholding taxes of $76)	$77,057
Interest	5,444
Total investment income	82,501

Expenses:
Custodian fees	20,878
Audit and tax services	20,405
Investment advisory fees	19,660
Shareholder communications	4,213
Transfer agent fees	3,112
Trustees fees and expenses	650
Miscellaneous	2,324
Total expenses	71,242
Less: investment advisory fees waived	(19,660)
expenses reimbursed by Investment Adviser	(26,129)
custody credits earned on cash balances	(877)

Net expenses	24,576

Net investment income	57,925

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	129,515
Net change in unrealized appreciation/depreciation of investments	(239,635)
Net realized and change in unrealized loss on investments	(110,120)

Net decrease in net assets resulting from investment operations	$(52,195)

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
Investment Operations:
Net investment income	$57,925	$39,462
Net realized gain on investments	129,515	123,911
Net change in unrealized appreciation/depreciation of investments	(239,635)	214,357
Net increase (decrease) in net assets resulting from investment operations	(52,195)	377,730

Dividends and Distributions to Shareholders from:
Net investment income	(57,944)	(40,899)
Net realized gains	(198,668)	(129,139)
Total dividends and distributions to shareholders	(256,612)	(170,038)

Share Transactions:
Net proceeds from the sale of shares	1,621,523	—
Reinvestment of dividends and distributions	256,612	170,038
Cost of shares redeemed	(202,622)	—

Net increase in net assets from share transactions	1,675,513	170,038

Total increase in net assets	1,366,706	377,730

Net Assets:
Beginning of year	1,908,482	1,530,752
End of year (including undistributed net investment income of $91 and $91, respectively)	$3,275,188	$1,908,482

Shares Issued and Redeemed:
Issued	110,644	—
Issued in reinvestment of dividends and distributions	19,626	12,390
Redeemed	(13,784)	—
Net increase	116,486	12,390

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

					For the Period
					July 1, 2003*
					through
	Year Ended December 31,				December 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.93	$12.28	$12.37	$11.68	$10.00

Investment Operations:
Net investment income	0.25	0.31	0.32	0.29	0.15
Net realized and change in unrealized gain (loss) on investments	(0.12)	2.68	1.16	1.39	1.74
Total from investment operations	0.13	2.99	1.48	1.68	1.89

Dividends and Distributions to Shareholders from:
Net investment income	(0.25)	(0.32)	(0.33)	(0.30)	(0.15)
Net realized gains	(0.89)	(1.02)	(1.24)	(0.69)	(0.06)
Total dividends and distributions to shareholders	(1.14)	(1.34)	(1.57)	(0.99)	(0.21)

Net asset value, end of period	$12.92	$13.93	$12.28	$12.37	$11.68

Total Return (1)	0.81%	24.72%	12.28%	14.65%	18.87%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,275	$1,908	$1,531	$1,363	$1,189
Ratio of expenses to average net assets (2)(3)	1.04%	1.13%	1.06%	1.02%	1.20	%(4)
Ratio of net investment income to average net assets (3)	2.36%	2.31%	2.51%	2.44%	2.83	%(4)
Portfolio Turnover	42%	31%	35%	41%	27%

*	Commencement of operations.
(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3)

During the fiscal periods indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.90% and 0.49% for the year ended December 31, 2007; 2.16% and 1.28%, respectively for the year ended December 31, 2006; 2.81% and 0.76%, respectively, for the year ended December 31, 2005; 3.01% and 0.45%, respectively, for the year ended December 31, 2004; and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(4)	Annualized.

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.  The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value.  The Trust is comprised of the: NFJ Dividend Value Portfolio (the “Portfolio”), OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and the OpCap Small Cap Portfolio. The OpCap Global Equity Portfolio and OpCap Renaissance Portfolio were liquidated subsequent to year-end on January 25, 2008. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser.  The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”).  Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio seeks income as a primary objective and a secondary objective of long-term growth of capital by investing at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports.  The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted.  However, the Trust expects the risk of any loss to be remote.

In July 2006, the financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”).  The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.   Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at December 31, 2007.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(continued)

(1) Organization and Significant Accounting Policies (continued)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition.  Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  At this time, the Portfolio is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date.  Realized gains and losses from the sale of investments are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.  Payments received from certain investments may be comprised of dividends, realized gains and return of capital.  These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(continued)

(D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.  These “book-tax” differences are considered either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E) Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or a securities brokerage firm whereby it purchase securities under agreements to resell at an agreed upon price and date (“repurchase agreements”).  Such agreements are carried at the contract amount in the financial statements.  Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement.  Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.  If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(F) Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio.  Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

 (G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser/Distributor

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter.  The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.  The Investment Adviser has retained its affiliate, NFJ Investment Group (the “Sub-Adviser”) to manage the Portfolio’s investments.  The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(continued)

(2) Investment Adviser/Sub-Adviser/Distributor (continued)

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares.  Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At December 31, 2007, 60% of the Portfolio’s outstanding shares were owned by an affiliate of the Investment Adviser and 40% of the Portfolio’s outstanding shares were held by Merrill Lynch Pierce, Fenner & Smith Inc. on behalf of their clients. Investment activity by either shareholder could have a material impact on the Portfolio.

(3) Investments in Securities

For the year ended December 31, 2007, purchases and sales of securities, other than short-term securities, aggregated $2,344,396 and $975,840, respectively.

(4) Income Tax Information

The tax character of dividends and distributions paid during the years ended December 31, were:

	2007	2006
Ordinary income	$126,150	$48,020
Long-term capital gains	130,106	122,018
Return of Capital	356	—

At December 31, 2007, the Fund had no distributable earnings.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $45,313, arising after October 31, 2007. Such losses are treated as rising on January 1, 2008.

For the year ended December 31, 2007, permanent differences were primarily attributable to the reclassification of distributions to shareholders. These adjustments were to decrease paid-in-capital by $356 and increase accumulated net realized loss by $337 and increase net investment income by $19.

The cost basis of portfolio securities of $3,088,965 is substantially the same for both financial reporting and federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $352,523; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $178,244; net unrealized appreciation for federal income tax purposes is $174,279.

(5) Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

(continued)

(5) Legal Proceedings (continued)

Since February 2004, certain Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above.  The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

NFJ Dividend Value Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of

Premier VIT— NFJ Dividend Value Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT - NFJ Dividend Value Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period July 1, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 20, 2008

Premier VIT

NFJ Dividend Value Portfolio

December 31, 2007

Federal Tax Information (unaudited)

The Portfolio paid ordinary income of $0.54108 and long-term capital gain dividends of $0.59079 per share during the year ended December 31, 2007.

Premier VIT
BOARD OF TRUSTEES

(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 37 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 37 funds in the Fund Complex and THE Korea Fund, Inc.Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2007, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS

(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 37 funds in the Fund Complex; Assistant Treasurer of 37 funds in the Fund Complex and The Korea Fund, Inc.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 74 funds in the Fund Complex and The Korea Fund Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 74 Funds in the Fund Complex. Formerly Accounting Manager Prudential Investments (2002-2005).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 74 funds in the Fund Complex and The Korea Fund Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996 – 2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President, Chief Legal Officer- U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC., Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC ; Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 74 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 74 funds in the Fund Complex and The Korea Fund Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
NFJ Investment Group
2100 Ross Avenue, Suite 1840
Dallas, TX 75201

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent
PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

ITEM 2. CODE OF ETHICS

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-700-8258. The Investment Manager’s code of ethics are included as an exhibit Exhibit 99.CODEETH hereto.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees (the “Board”) of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)

Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $125,000 in 2006 and $131,000 in 2007.

b)	Audit-Related Fees. There were no audit-related fees for the Registrant during the Reporting Periods.

c)

Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning (“Tax Services”) were $40,000 in 2006 and $52,632 in 2007. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)

1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements for non-audit services when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrants policy is stated below.

PREMIER VIT (THE “Fund”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds’ Audit Oversight Committee (“Committee”) is charged with the oversight of the Funds’ financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided, the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence,

and periodic meetings with the accounting firm

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds’ Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds’ independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)

Other attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds’ independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals support services

Accounting methods studies

Fund merger support service

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds’ independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Funds

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds’ independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)

The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)

Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

e)	2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f)	Not applicable

g)

Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to Service Affiliates for the Reporting Periods were $448,928 in 2006 and $919,020 in 2007

h)

Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

Disclosure not required for open-end management investment companies

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH – Code of Ethics

(a) (2) Exhibit 99 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Premier VIT

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date March 10, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date March 10, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date March 10, 2008